UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-66496

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 21	☑

and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811- 0 7908

Amendment No. 23	☑

(Check appropriate box or boxes.)

NATIONWIDE VA SEPARATE ACCOUNT – C
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)    (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President - Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2010

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2010 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

The One Investor Annuity SM
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life and Annuity Insurance Company through its Nationwide VA Separate Account-C
The date of this prospectus is May 1, 2010 .

This prospectus contains basic information you should understand about the contracts before investing. Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2010 ) which contains additional information about the contracts and the V ariable A ccount has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 29 .  For general information or to obtain free copies of the Statement of Additional Information call 1-800-860-3946 (TDD 1-800-238-3035) or write:

Nationwide Life and Annuity Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The S ub- A ccounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

●	Fidelity Variable Insurance Products Fund
●	JPMorgan Insurance Trust
●	Nationwide Variable Insurance Trust

For a complete list of the available Sub-Accounts, please refer to the Appendix A: Underlying Mutual Funds.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

Purchase payments not invested in the underlying mutual fund options of the Nationwide VA Separate Account-C may be allocated to the F ixed A ccount.

Glossary of Special Terms

Accumulation U nit - An accounting unit of measure used to calculate the C ontract V alue allocated to the V ariable A ccount before the A nnuitization D ate.

Annuitant – The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization D ate - The date on which annuity payments begin.

Annuity C ommencement D ate - The date on which the annuity payments are scheduled to begin.  This date may be changed by the C ontract O wner with Nationwide’s consent.

Annuity U nit - An accounting unit of measure used to calculate the variable annuity payments.

Contract Owner – The person(s) who owns all the rights under the contract.

Contract V alue - The sum of the value of all variable S ub- A ccount A ccumulation U nits attributable to a contract , plus amounts allocated to the Fixed Account .

Contract Y ear - Each year the contract is in force beginning with the date the contract is issued.

Daily N et A ssets – A figure that is calculated at the end of each V aluation D ate and represents the sum of all the C ontract O wner ’ s interests in the variable S ub- A ccounts after the deduction of contract and underlying mutual fund expenses.

ERISA - The Employee Retirement Income Securities Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Fixed A ccount - An investment option that is funded by Nationwide ’s general account .   Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408 (b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Nationwide - Nationwide Life and Annuity Insurance Company.

Net A sset V alue - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract that does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Qualified Plans - Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code.

Roth IRA - An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - A retirement plan that receives favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Sub- A ccounts - Divisions of the V ariable A ccount each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation D ate - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net A sset V alue of A ccumulation U nits or A nnuity U nits might be materially affected.  Values of the V ariable A ccount are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation P eriod - The period of time commencing at the close of a Valuation D ate and ending at the close of the New York Stock Exchange for the next succeeding Valuation D ate.

Variable A ccount - Nationwide VA Separate Account-C, a separate account of Nationwide that contains V ariable A ccount allocations.  The V ariable A ccount is divided into S ub- A ccounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	5
Example	6
Synopsis of the Contracts	7
Surrenders
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	8
Condensed Financial Information	8
Nationwide Life and Annuity Insurance Company	8
Nationwide Investment Services Corporation	8
Investing in the Contract	8
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	10
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Charges and Deductions	12
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge
Premium Taxes
Contract Ownership	14
Joint Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	15
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	18
Surrender (Redemption) Prior to Annuitization	19
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Qualified Contract or Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or the Louisiana Optional Retirement Plan
Loan Privilege	20
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default

Table of Contents (continued)	Page
Assignment	21
Contract Owner Services	21
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	22
Annuitizing the Contract	22
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	24
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
How the Death Benefit Value is Determined
Death Benefit Payment
Statements and Reports	25
Legal Proceedings	26
Table of Contents of Statement of Additional Information	29
Appendix A: Underlying Mutual Funds	30
Appendix B: Condensed Financial Information	32
Appendix C: Contract Types and Tax Information	35

Contract Expenses

The following tables describe the fees and expenses that a C ontract O wner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a C ontract O wner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Range of CDSC over time:									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$252
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3

The next table describes the fees and expenses that a C ontract O wner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses ( assessed as an annualized percentage of Daily Net Assets)5
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2009 , charged by the underlying mutual funds that you may pay periodically during the life of the c ontract.  More detail concerning each underlying mutual fund’s fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.58%	1.15%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 For contracts issued before September 1, 1999, or before state insurance authorities approve applicable contract modifications, the contract owner may withdraw, during the first C ontract Y ear, without a CDSC, any amount in order for the contract to meet minimum distribution requirements under the Internal Revenue Code.  Starting with the second year after a purchase payment has been made, the C ontract O wner may withdraw without a CDSC the greater of:

(1) an amount equal to 10% of each purchase payment; or
(2) any amount withdrawn for this contract to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given C ontract Y ear cannot be taken as free amounts in a subsequent C ontract Y ear.
For contracts issued on or after September 1, 1999, or on or after the date state insurance authorities approve applicable contract modifications, each C ontract Y ear the C ontract O wner may withdraw without a CDSC the greater of:

(1) 10% of each purchase payment made to the contract; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is cumulative.  Free amounts not taken during any given C ontract Y ear can be taken as free amounts in a subsequent C ontract Y ear.

The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.   The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to S ub- A ccount allocations.  They do not apply to allocations made to the F ixed A ccount.  They are charged on a daily basis at the annualized rate noted above.

Example

This Example is intended to help C ontract O wners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include C ontract O wner transaction expenses, contract fees, V ariable A ccount annual expenses, and underlying mutual fund fees and expenses.  The example does not reflect premium taxes which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total V ariable A ccount charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 1.15%)	$797	$1,151	$1,530	$2,873	*	$791	$1,350	$2,873	$257	$791	$1,350	$2,873
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.58%)	$737	$970	$1,229	$2,266	*	$610	$1,049	$2,266	$197	$610	$1,049	$2,266

*The contracts sold under this prospectus do not permit annuitization during the first two C ontract Y ears.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract" will also mean "certificate."  References to " C ontract O wner" will mean "participant" unless the plan otherwise permits or requires the C ontract O wner to exercise contract rights under the plan terms.

The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contracts;
•	Qualified Plans;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs"); and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types see , "Types of Contracts , " in Appendix C : Contract Types and Tax Information .   Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the “Surrender (Redemption) Prior to Annuitization” section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the “Surrender (Redemption) After Annuitization” section later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments
IRA	$2,000	$10
Non-Qualified Contract	$2,000	$10
Qualified Plan	$0	$10
Roth IRA	$2,000	$10
SEP IRA	$2,000	$10
Tax Sheltered Annuity**	$0	$10

*A C ontract O wner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first C ontract Y ear.

**Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one A nnuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), A nnuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation U nit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract V alue limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same A nnuitant; or

•	in connection with other Nationwide contracts that have different A nnuitants, but the same C ontract O wner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the C ontract V alue (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the C ontract O wner.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets of the V ariable A ccount.  Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the Daily Net Assets of the V ariable A ccount.  This charge reimburses Nationwide for administrative expenses related to issuance and maintenance of the contracts.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a S ub- A ccount that occur within 60 days after the date of allocation to the S ub- A ccount.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Annuity Payments

Annuity payments begin on the A nnuitization D ate and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see , "Federal Tax Considerations , " in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, C ontract O wners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the C ontract O wner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract V alue or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract V alue, less any applicable federal and state income tax withholding.

Financial Statements

Financial statements for the V ariable A ccount and Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an A ccumulation U nit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of V ariable A ccount charges (for more information on the calculation of A ccumulation U nit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B : Condensed Financial Information for information regarding A ccumulation U nits.

Nationwide Life and Annuity Insurance Company

Nationwide , the depositor, is a stock life insurance company organized under Ohio law in February 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance products, annuities and retirement products.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide VA Separate Account-C is a V ariable A ccount that invests in the underlying mutual funds listed in Appendix A : Underlying Mutual Funds .  Nationwide established the variable account on July 24, 1991, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the V ariable A ccount.

Income, gains, and losses credited to, or charged against, the V ariable A ccount reflect the V ariable A ccount’s own investment experience and not the investment experience of Nationwide’s other assets.  The V ariable A ccount’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to C ontract O wners under the contracts.

The V ariable A ccount is divided into S ub- A ccounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each S ub- A ccount to buy shares of the underlying mutual funds based on C ontract O wner instructions.

Contract O wners receive underlying mutual fund prospectuses when they make their initial S ub- A ccount allocations and any time they change those allocations. Contract O wners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.  Contract O wners should read these prospectuses carefully before investing.

Underlying mutual funds in the V ariable A ccount are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract O wners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the V ariable A ccount.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract O wners will receive notice of any such changes that affect their contract.

Voting Rights

Contract O wners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote C ontract O wner shares at special shareholder meetings based on C ontract O wner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract O wners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a C ontract O wner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net A sset V alue of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.  What this means to you is that when only a small number of C ontract O wners vote, each vote has a greater impact on, and may control the outcome.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the V ariable A ccount and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the C ontract O wners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect C ontract O wners and variable annuity payees, including withdrawal of the V ariable A ccount from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC. All affected C ontract O wners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected Contract Owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide VA Separate Account - C under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All C ontract O wners will be notified in the event Nationwide deregisters Nationwide VA Separate Account - C.

The Fixed Account

The F ixed A ccount is an investment option that is funded by Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the V ariable A ccount and the SEC has not reviewed material in this prospectus relating to the F ixed A ccount.

Purchase payments will be allocated to the F ixed A ccount by election of the C ontract O wner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the F ixed A ccount at its sole discretion.  Nationwide reserves the right to refuse transfers into the F ixed A ccount if the F ixed A ccount value is (or would be after the transfer) equal to or greater than 30% of the C ontract V alue at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.  The investment income earned by the F ixed A ccount will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of F ixed A ccount allocations:

•
New Money Rate – The rate credited on the F ixed A ccount allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts in the V ariable A ccount to the F ixed A ccount may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the V ariable A ccount to the F ixed A ccount.

•
Renewal Rate – The rate available for maturing F ixed A ccount allocations which are entering a new guarantee period.  The C ontract O wner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the C ontract O wner’s F ixed A ccount matures.  At that time, the C ontract O wner will have an opportunity to leave the money in the F ixed A ccount and receive the Renewal Rate or the C ontract O wner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program (see "Enhanced Rate Dollar Cost Averaging Program").

All of these rates are subject to change on a daily basis; however, once applied to the F ixed A ccount, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the F ixed A ccount allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to F ixed A ccount allocations at Nationwide’s sole discretion.  The C ontract O wner assumes the risk that interest credited to F ixed A ccount allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the F ixed A ccount value will not be less than the amount of the purchase payments allocated to the F ixed A ccount, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that C ontract O wners and prospective C ontract O wners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later C ontract Y ears as they are in early C ontract Y ears.  The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to , or partially in lieu of , commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The V ariable A ccount aggregates C ontract O wner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The V ariable A ccount (and not the C ontract O wners) is the underlying mutual fund shareholder.  When the V ariable A ccount aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing C ontract O wners with S ub- A ccount options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2009 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 55% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early C ontract Y ears, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later C ontract Y ears.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the V ariable A ccount.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the Daily Net Assets of the V ariable A ccount.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Administration Charge

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the Daily Net Assets of the V ariable A ccount.  This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC,

the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the Administration Charge and other V ariable A ccount charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract O wners taking withdrawals before age 59½ may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, the C ontract O wner may withdraw, during the first C ontract Y ear, without a CDSC, any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.  Starting with the second year after a purchase payment has been made, the C ontract O wner may withdraw without a CDSC the greater of:

(a)	an amount equal to 10% of each purchase payment; or

(b)	any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative.  Free amounts not taken during any C ontract Y ear cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (a) above and for determining the waiver of CDSC for partial surrenders discussed later in this prospectus, considered a surrender of purchase payments.

For contracts issued on or after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, each C ontract Y ear the C ontract O wner may withdraw without a CDSC the greater of:

(a)	10% of each purchase payment made to the contract; or

(b)	any amount withdrawn to meet the minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is cumulative.  Free amounts not taken during any C ontract Y ear can be taken as free amounts in a subsequent C ontract Y ear.

For all contracts, no CDSC will be deducted:

(1)	upon annuitization;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among S ub- A ccounts, the F ixed A ccount, or the V ariable A ccount.

Nationwide may waive or reduce the CDSC when sales are to employees of JPMorgan Chase & Co. or the employees of its affiliates, subsidiaries or holding companies.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the C ontract V alue at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts, Qualified Contracts, and SEP IRA Contracts, Nationwide will waive the CDSC when:

(a)	the plan participant experiences a case of hardship (as provided in Internal Revenue Code section 403(b) and as defined for purposes of Internal Revenue Code section 401(k));

(b)	the plan participant becomes disabled (within the meaning of Internal Revenue Code section 72(m)(7));

(c)	the plan participant attains age 59½ and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

(d)	the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

(e)	the plan participant dies; or

(f)	the contract is annuitized after 2 years from the inception of the contract.

The C ontract O wner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the C ontract O wner takes withdrawals prior to age 59½ (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

The CDSC for any type of contract issued will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide C ontract O wners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net A sset V alues of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed C ontract Y ears.  This enables the C ontract O wner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the Contract V alue any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Contract Ownership

The C ontract O wner has all rights under the contract, including the right to designate and change any designations of the C ontract O wner, A nnuitant, beneficiary, contingent beneficiary, annuity payment option, and A nnuity C ommencement D ate.  Contract O wners must be age 80 or younger at the time of contract issuance.  Purchasers who name someone other than themselves as the C ontract O wner will have no rights under the contract.

Contract O wners may name a new C ontract O wner at any time before the A nnuitization D ate.  Any change of C ontract O wner automatically revokes any prior C ontract O wner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The C ontract O wner may also request a change in the A nnuitant, beneficiary, or contingent beneficiary before the A nnuitization D ate.  These changes must be:

•	on a Nationwide form;

•	signed by the C ontract O wner; and

•	received at Nationwide’s home office before the A nnuitization D ate.

Nationwide must review and approve any change requests.  If the C ontract O wner is not a natural person and there is a change of the A nnuitant, distributions will be made as if the C ontract O wner died at the time of the change.

On the A nnuitization D ate, the A nnuitant will become the C ontract O wner, unless the C ontract O wner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.  A joint owner will receive a death benefit if a C ontract O wner who is also the A nnuitant dies before the A nnuitization D ate.  If a C ontract O wner who is not the A nnuitant dies before the A nnuitization D ate, the joint owner becomes the C ontract O wner.

Contract O wners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract generally will require a written request signed by both joint owners;

•	an election in writing signed by both C ontract O wners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Annuitant

The A nnuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 80 or younger at the time of contract issuance, unless Nationwide approves a request for an A nnuitant of greater age.  The A nnuitant may be changed prior to the A nnuitization D ate with the consent of Nationwide.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who the C ontract O wner designates to receive the death benefit upon the death of the A nnuitant.  The joint owner may be entitled to the death benefit (see “Death Benefits – Death of the Contract Owner/Annuitant”).

The C ontract O wner can name more than one beneficiary.  The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary survives the A nnuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the A nnuitant, the C ontract O wner or the last surviving C ontract O wner’s estate will receive the death benefit.

If the C ontract O wner is a Charitable Remainder Trust and the A nnuitant dies before the A nnuitization D ate, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

The C ontract O wner may change the beneficiary or contingent beneficiary during the A nnuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the A nnuitant was living at the time the change was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments
IRA	$2,000	$10
Non-Qualified Contract	$2,000	$10
Qualified Plan	$0	$10
Roth IRA	$2,000	$10
SEP IRA	$2,000	$10
Tax Sheltered Annuity**	$0	$10

*A C ontract O wner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first C ontract Y ear.

**Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one A nnuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the C ontract O wner, joint owner or A nnuitant. If upon notification of death of the C ontract O wner, joint owner or A nnuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Pricing

Initial purchase payments allocated to S ub- A ccounts will be priced at the A ccumulation U nit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available A ccumulation U nit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one A nnuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation U nit value determined on the following V aluation Date .

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the V ariable A ccount impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, Contract V alue may change and C ontract O wners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to S ub- A ccounts and/or the F ixed A ccount as instructed by the C ontract O wner.  Shares of the S ub- A ccounts are purchased at Net A sset V alue, then converted into A ccumulation U nits.  Nationwide reserves the right to limit or refuse purchase payments allocated to the F ixed A ccount at its sole discretion.

Contract O wners can change allocations or make exchanges among the S ub- A ccounts or the F ixed A ccount.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The C ontract V alue is:

(1)	the value of amounts allocated to the S ub- A ccounts of the V ariable A ccount; and

(2)	amounts allocated to the F ixed A ccount.

If part or all of the C ontract V alue is surrendered, or charges are assessed against the C ontract V alue, Nationwide will deduct a proportionate amount from each S ub- A ccount and the F ixed A ccount based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to S ub- A ccounts are accounted for in A ccumulation U nits.  Accumulation U nit values (for each S ub- A ccount) are determined by calculating the net investment factor for the underlying mutual funds for the current V aluation P eriod and multiplying that result with the A ccumulation U nit values determined on the previous V aluation P eriod.

Nationwide uses the net investment factor as a way to calculate the investment performance of a S ub- A ccount from V aluation P eriod to V aluation P eriod.  For each S ub- A ccount, the net investment factor shows the investment performance of the underlying mutual fund in which a particular S ub- A ccount invests, including the charges assessed against that S ub- A ccount for a V aluation P eriod.

The net investment factor for any particular S ub- A ccount is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a)	is the sum of:

(1)	the Net A sset V alue of the underlying mutual fund as of the end of the current V aluation P eriod; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current V aluation P eriod).

(b)	is the Net A sset V alue of the underlying mutual fund determined as of the end of the preceding V aluation P eriod.

(c)	is a factor representing the daily V ariable A ccount charges. The factor is equal to an annualized rate of 1.30% of the Daily Net Assets of the V ariable A ccount.

Based on the net investment factor, the value of an A ccumulation U nit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net A sset V alue of the underlying mutual fund shares because of the deduction of V ariable A ccount charges.

Though the number of A ccumulation U nits will not change as a result of investment experience, the value of an A ccumulation U nit may increase or decrease from V aluation P eriod to V aluation P eriod.

Determining Fixed Account Value

Nationwide determines the value of the F ixed A ccount by:

(1)	adding all amounts allocated to the F ixed A ccount, minus amounts previously transferred or withdrawn; and

(2)	adding any interest earned on the amounts allocated.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract O wners may request to have F ixed A ccount allocations transferred to the V ariable A ccount only upon reaching the end of an Interest Rate Guarantee Period.  Normally, Nationwide will permit 100% of such F ixed A ccount allocations to be transferred to the V ariable A ccount; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  The maximum transferable amount will not be less than 25% of the F ixed A ccount allocation reaching the end of an Interest Rate Guarantee Period.  Transfers of the F ixed A ccount allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Transfers from the Variable Account to the Fixed Account

Contract O wners may request to have V ariable A ccount allocations transferred to the F ixed A ccount at any time.  Normally, Nationwide will not restrict transfers from the V ariable A ccount to the F ixed A ccount; however, Nationwide may establish a maximum transfer limit from the V ariable A ccount to the F ixed A ccount.

Under no circumstances will the transfer limit be less than 10% of the current value of the V ariable A ccount at the time the transfer is requested.  However, Nationwide may refuse transfers to the F ixed A ccount if the F ixed A ccount value is (or would be after the transfer) equal to or greater than 30% of the C ontract V alue at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Contract O wners who use dollar cost averaging may transfer from the F ixed A ccount to the V ariable A ccount under the terms of that program (see "Dollar Cost Averaging").

Amounts transferred to the V ariable A ccount will receive the A ccumulation U nit value next determined after the transfer request is received.

Transfers Among the Sub-Accounts

A C ontract O wner may request to transfer allocations among the S ub- A ccounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the A nnuitization D ate.

Transfer Requests

Contract O wners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, S ub- A ccount transfers will receive the A ccumulation U nit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the F ixed A ccount interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the F ixed A ccount to the V ariable A ccount.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the F ixed A ccount that is maturing.

For new purchase payments allocated to the F ixed A ccount or for transfers to the F ixed A ccount from the V ariable A ccount, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the F ixed A ccount, and amounts transferred to the F ixed A ccount must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among S ub- A ccounts (sometimes referred to as "market-timing" or "short-term trading").  A C ontract O wner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among S ub- A ccounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the S ub- A ccounts that are actively traded may be adversely impacted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the C ontract O wner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day ( V aluation P eriod).  For example, if a C ontract O wner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the F ixed A ccount) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the C ontract O wner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the C ontract O wner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the C ontract O wner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple C ontract O wners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available A ccumulation U nit value.  Rather, they will receive the A ccumulation U nit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract O wners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a C ontract O wner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. m ail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect C ontract O wners, A nnuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some C ontract O wners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by C ontract O wners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected C ontract O wner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected C ontract O wner in their current underlying mutual fund allocation.

Short-Term Trading Fees (i.e. , Redemption Fees)

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a S ub- A ccount that occur within a specified number of days after the date of the allocation to the S ub- A ccount.  Such fees are intended to compensate the underlying mutual fund (and C ontract O wners with interests allocated in the underlying mutual fund) for negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of C ontract O wners not engaged in such strategies.  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are a part of the underlying mutual fund’s assets.

Currently, none of the underlying mutual funds offered under the contract assess a short-term trading fee.

Right to Examine and Cancel

If the C ontract O wner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.   The contract issue date is the date the initial purchase payment is applied to the contract.

If the C ontract O wner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the C ontract V alue or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the C ontract V alue, less any applicable federal and state income tax withholding.

Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.   Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to S ub- A ccounts to the money market S ub- A ccount during the free look period.

Liability of the V ariable A ccount under this provision is limited to the C ontract V alue in each S ub- A ccount on the date of revocation.  Any additional amounts refunded to the C ontract O wner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract O wners may surrender some or all of their C ontract V alue before the earlier of the A nnuitization D ate or the A nnuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the S ub- A ccounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  Nationwide is required by state law to reserve the right to postpone payment of assets in the F ixed A ccount for a period of up to six months from the date of the surrender request ( s ee “Pricing”).

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C : Contract Types and Tax Information .

Partial Surrenders (Partial Redemptions)

Nationwide will surrender A ccumulation U nits from the S ub- A ccounts and an amount from the F ixed A ccount.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The CDSC deducted is a percentage of the amount requested by the C ontract O wner.  Amounts deducted for CDSC are not subject to subsequent CDSC.  The C ontract O wner may direct Nationwide to deduct the CDSC either from:

(a)	the amount requested; or

(b)	the C ontract V alue remaining after the C ontract O wner has received the amount requested.

If the C ontract O wner does not make a specific election, any applicable CDSC will be taken from the C ontract V alue remaining after the C ontract O wner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment adviser (s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from , and in addition to , the contract fees and expenses described in this prospectus.  Some C ontract O wners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The C ontract V alue upon full surrender may be more or less than the total of all purchase payments made to the contract.  The C ontract V alue will reflect:

•	V ariable A ccount charges;

•	any outstanding loan balance plus accrued interest;

•	underlying mutual fund charges; and

•	amounts allocated to the F ixed A ccount and interest credited.

A CDSC may apply.

Surrenders Under a Qualified Contract or Tax Sheltered Annuity

Contract O wners of a Tax Sheltered Annuity may surrender part or all of their C ontract V alue before the earlier of the A nnuitization D ate or the A nnuitant’s death, except as provided below:

(A)
Contract V alue attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the C ontract O wner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the C ontract O wner.

These provisions explain Nationwide’s understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions above.

Surrenders Under a Texas Optional Retirement Program or the Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, C ontract V alue may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Qualified Contracts or Tax Sheltered Annuities.  These C ontract O wners can take loans from the C ontract V alue beginning 30 days after the contract is issued up to the A nnuitization D ate.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract O wners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of C ontract V alue (not more than $10,000)
	$20,000 and over	up to 50% of C ontract V alue (not more than $50,000*)

ERISA Plans	All	up to 50% of C ontract V alue (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the C ontract V alue.

Maximum Loan Processing Fee

Nationwide may charge a Loan Processing Fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan transaction.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a Loan Processing Fee.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers A ccumulation U nits in proportion to the assets in each S ub- A ccount to the collateral fixed account until the requested amount is reached.  If there are not enough A ccumulation U nits available in the contract to reach the requested loan amount, Nationwide next transfers C ontract V alue from the F ixed A ccount. No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the C ontract O wner’s principal residence, the C ontract O wner has 15 years to repay the loan.

Contract O wners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the S ub- A ccounts in accordance with the contract, unless Nationwide and the C ontract O wner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the C ontract O wner/ A nnuitant dies;

•	the C ontract O wner who is not the A nnuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the C ontract V alue when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the C ontract O wner and may not be assigned without Nationwide’s written consent.  IRAs, SEP IRAs Roth IRAs, Qualified Contracts, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the A nnuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the C ontract O wner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire C ontract V alue may cause the portion of the C ontract V alue exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of C ontract V alues to the S ub- A ccounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the F ixed A ccount.  Each Asset Rebalancing reallocation is considered a transfer event.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the C ontract O wner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan.  Contract O wners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the F ixed A ccount and/or certain S ub- A ccounts into other S ub- A ccounts.  Nationwide does not guarantee that this program will result in profit or protect C ontract O wners from loss.

Contract O wners direct Nationwide to automatically transfer specified amounts from the F ixed A ccount and the :

•	NVIT Money Market Fund: Class I

to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to the F ixed A ccount.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the C ontract O wner instructs Nationwide to stop the transfers.

Dollar Cost Averaging from the Fixed Account

Transfers from the F ixed A ccount must be equal to or less than 1/30th of the F ixed A ccount value at the time the program is requested.  A dollar cost averaging program which transfers amounts from the F ixed A ccount to the V ariable A ccount is not the same as an enhanced rate dollar cost averaging program.  Contract O wners that wish to utilize dollar cost averaging from the F ixed A ccount should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.  Nationwide is required by state law to reserve the right to postpone payment of assets in the F ixed A ccount for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar cost averaging transfers for this program may only be made from the F ixed A ccount.  Enhanced rate dollar cost averaging programs allow the C ontract O wner to earn a higher rate of interest on assets allocated to the program than would be earned on assets in the F ixed A ccount.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect and applies only to the assets within that program.  Nationwide will process transfers until either amounts in the enhanced rate dollar cost averaging program are exhausted, or the C ontract O wner instructs Nationwide in writing to stop the transfers.  For these programs only, when a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the program according to future investment allocation instructions .  Nationwide is required by state law to reserve the right to postpone payment of assets in the F ixed A ccount for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow C ontract O wners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the S ub- A ccounts and the F ixed A ccount proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the C ontract O wner.  The Internal Revenue Service may impose a 10% penalty tax if the C ontract O wner is under age 59½ unless the C ontract O wner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, if a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	an amount equal to 10% of each purchase payment made to the contract as of the withdrawal date; or

(2)	any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any C ontract Y ear cannot be taken as free amounts in a subsequent C ontract Y ear.

For contracts issued after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, if a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of all purchase payments made to the contract as of the withdrawal date; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege for systematic withdrawals is cumulative.  Free amounts not taken during any C ontract Y ear can be taken as free amounts in a subsequent C ontract Y ear.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The A nnuity C ommencement D ate is the date on which annuity payments are scheduled to begin. The C ontract O wner may change the A nnuity C ommencement D ate before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The A nnuitization D ate is the date that annuity payments begin.  Annuity payments will not begin until the C ontract

O wner affirmatively elects to begin annuity payments.  The A nnuitization D ate will be the first day of a calendar month unless otherwise agreed.  The A nnuitization D ate must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the A nnuitization D ates specified above (see "Required Distributions" in Appendix C : Contract Types and Tax Information ).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the A nnuitization D ate, the A nnuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the C ontract O wner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the A nnuitization D ate based on the A nnuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total C ontract V alue; then

(2)	applying the C ontract V alue amount specified by the C ontract O wner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in Appendix A : Underlying Mutual Funds .

The first payment under a variable payment annuity is determined on the A nnuitization D ate based on the A nnuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total C ontract V alue; then

(2)	applying the C ontract V alue amount specified by the C ontract O wner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of A nnuity U nits that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an A nnuity U nit as of the A nnuitization D ate.  The number of A nnuity U nits comprising each variable annuity payment, on a S ub- A ccount basis, will remain constant, unless the C ontract O wner transfers value from one underlying mutual fund to another.  After annuitization, transfers among S ub- A ccounts may only be made on the anniversary of the A nnuitization D ate.

The second and subsequent payments are determined by multiplying the fixed number of A nnuity U nits by the A nnuity U nit value for the V aluation P eriod in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity U nit values for S ub- A ccounts are determined by:

(1)
multiplying the A nnuity U nit value for the immediately preceding V aluation P eriod by the net investment factor for the subsequent V aluation P eriod (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the A nnuitization D ate.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the C ontract V alue; or

•
an annuity payment would be less than $ 100 , in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $ 100 .  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract O wners must elect an annuity payment option before the A nnuitization D ate.  If the A nnuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the A nnuitant.  Payments will end upon the A nnuitant’s death.  For example, if the A nnuitant dies before the second annuity payment date, the A nnuitant will receive only one annuity payment.  The A nnuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the A nnuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  Payments end upon the death of the last surviving party, regardless of the number of payments received.  As is the case of the Life Annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the A nnuitant dies before the second annuity payment date, the A nnuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the A nnuitant.  If the A nnuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the A nnuitant at the time the annuity payment option was elected.

 The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives notice of the A nnuitant’s death.

Not all of the annuity payment options may be available in all states.  Contract O wners may request other options before the A nnuitization D ate.  Such options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a C ontract O wner (including a joint owner) who is not the A nnuitant dies before the A nnuitization D ate, no death benefit is payable and the surviving joint owner becomes the C ontract O wner.  If no joint owner is named, the A nnuitant becomes the C ontract O wner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C : Contract Types and Tax Information .

Death of Annuitant - Non-Qualified Contracts

If the A nnuitant who is not a C ontract O wner dies before the A nnuitization D ate, a death benefit is payable to the beneficiary or contingent beneficiary.

If two or more beneficiaries are named, the benefit will be paid to the surviving beneficiaries in equal shares, unless the contract provides otherwise.

If no beneficiary or contingent beneficiary survives the A nnuitant, the C ontract O wner (or his or her estate if the A nnuitant was also the C ontract O wner) will receive the benefit.

Death of Contract Owner/Annuitant

For contracts issued before January 1, 2002, or a date on which state insurance authorities approve applicable contract modifications, a death benefit will be paid to the beneficiary.

For contracts issued after January 1, 2002, or a date on which state insurance authorities approve applicable contract modifications, a death benefit will be paid as follows:

•	If the A nnuitant was also a joint owner and dies before the A nnuitization D ate, the death benefit will be paid to the joint owner.

•	If the A nnuitant was not a joint owner and dies before the A nnuitization D ate, the death benefit will be paid to the beneficiary according to the “Beneficiary and Contingent Beneficiary” provision.

If the C ontract O wner/ A nnuitant dies after the A nnuitization D ate, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The death benefit value is determined as of the date Nationwide’s home office receives:

(1)	proper proof of the A nnuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the A nnuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Contract V alue will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the C ontract V alue will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the variable portion of the C ontract V alue for all beneficiaries will be allocated to the available money market S ub- A ccount until instructions are received from the beneficiary(ies) to allocate their C ontract V alue in another manner.

Death Benefit Payment

For any type of contract issued on or after the later of September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications:

If the A nnuitant dies prior to his or her 86th birthday and prior to the A nnuitization D ate, the dollar amount of the death benefit will be the greatest of:

(1)	the C ontract V alue;

(2)	the sum of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest C ontract V alue as of the most recent five year contract anniversary, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the C ontract V alue was reduced on the date(s) of the partial surrenders.

If the A nnuitant dies on or after his or her 86th birthday and prior to the A nnuitization D ate, the dollar amount of the death benefit will be equal to the C ontract V alue.

For any type of contract issued on or after the later of May 1, 1998 , or a date on which state insurance authorities approve applicable modifications and prior to September 1, 1999 or a date on which state insurance authorities approve applicable contract modifications:

If the A nnuitant dies on or prior to his or her 75th birthday and prior to the A nnuitization D ate, the dollar amount of the death benefit will be the greatest of:

(1)	the C ontract V alue;

(2)	the sum of all purchase payments, less an adjustment for amounts surrendered; or

(3)	the highest C ontract V alue as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that most recent five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the C ontract V alue was reduced on the date(s) of the partial surrender(s).

If the A nnuitant dies after his or her 75th birthday and prior to the A nnuitization D ate, the dollar amount of the death benefit will be equal to the C ontract V alue.

For any type of contract issued prior to May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

If the A nnuitant dies prior to his or her 75th birthday and prior to the A nnuitization D ate, the dollar amount of the death benefit will be the greatest of:

(1)	the C ontract V alue;

(2)	the sum of all purchase payments, less any amounts surrendered; or

(3)	the highest C ontract V alue as of the most recent five year contract anniversary, less any amounts surrendered since that most recent five year contract anniversary.

If the A nnuitant dies after his or her 75th birthday and prior to the A nnuitization D ate, the dollar amount of the death benefit will be equal to the C ontract V alue.

Statements and Reports

Nationwide will mail C ontract O wners statements and reports.  Therefore, C ontract O wners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract O wners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify C ontract O wners by email when important documents (statements, prospectuses and other documents) are ready for a C ontract O wner to view, print, or download from Nationwide’s secure server. To choose this option, go to nationwide.com/login.

Contract O wners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OFSECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple C ontract O wners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the C ontract O wner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z .  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association . The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.    On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 0 7908

Securities Act of 1933 Registration File No. 033-66496

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if   the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before September 1, 1999
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before September 1, 1999
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Equity Index Portfolio: Class 1
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index.
Standard & Poor's Corporation does not sponsor and is in no way affiliated with JPMorgan Insurance Trust.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Growth Portfolio: Class 1
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Long-term capital growth.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Mid Cap Portfolio: Class 1
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Growth Portfolio: Class 1 (formerly, JPMorgan Insurance Trust - JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio: Class 1)
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital growth over the long-term.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a portfolio of selected equity securities.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Appendix B: Condensed Financial Information

The following tables reflect Accumulation Unit values for the units of the Sub-Accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.

Variable Account charges of 1.30% of the Daily Net Assets of the Variable Account
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Fidelity Variable Insurance Products - VIP Equity-Income Portfolio: Initial Class – Q/NQ	18.252304	23.457056	28.52%	588,109	2009
	32.248723	18.252304	-43.40%	697,200	2008
	32.183235	32.248723	0.20%	981,192	2007
	27.127751	32.183235	18.64%	1,332,818	2006
	25.961264	27.127751	4.49%	1,951,436	2005
	23.583981	25.961264	10.08%	2,747,672	2004
	18.333686	23.583981	28.64%	3,383,761	2003
	22.365743	18.333686	-18.03%	3,900,486	2002
	23.843779	22.365743	-6.20%	4,811,251	2001
	22.280043	23.843779	7.02%	5,350,442	2000

Fidelity Variable Insurance Products - VIP Overseas Portfolio: Initial Class – Q/NQ	13.583708	16.963952	24.88%	226,631	2009
	24.491473	13.583708	-44.54%	258,047	2008
	21.153611	24.491473	15.78%	346,501	2007
	18.149962	21.153611	16.55%	445,630	2006
	15.446324	18.149962	17.50%	593,315	2005
	13.771841	15.446324	12.16%	738,847	2004
	9.732257	13.771841	41.51%	884,944	2003
	12.369011	9.732257	-21.32%	1,052,589	2002
	15.898290	12.369011	-22.20%	1,255,812	2001
	19.911517	15.898290	-20.16%	1,416,870	2000

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 – Q/NQ	14.888146	16.112149	8.22%	4,940,336	2009
	14.888981	14.888146	-0.01%	3,330,968	2008
	14.191198	14.888981	4.92%	5,087,393	2007
	13.806866	14.191198	2.78%	6,271,946	2006
	13.661786	13.806866	1.06%	7,477,989	2005
	13.292261	13.661786	2.78%	8,324,590	2004
	12.965228	13.292261	2.52%	8,356,470	2003
	11.942953	12.965228	8.56%	6,763,970	2002
	11.106864	11.942953	7.53%	5,487,494	2001
	10.028902	11.106864	10.75%	3,393,492	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

JPMorgan Insurance Trust - JPMorgan Insurance Trust Equity Index Portfolio: Class 1 – Q/NQ	8.045249	10.039975	24.79%	3,243,545	2009
	12.981223	8.045249	-38.02%	3,994,509	2008
	12.515227	12.981223	3.72%	5,455,152	2007
	10.985676	12.515227	13.92%	7,150,119	2006
	10.655119	10.985676	3.10%	8,677,636	2005
	9.783845	10.655119	8.91%	10,494,587	2004
	7.745389	9.783845	26.32%	11,508,551	2003
	10.123309	7.745389	-23.49%	10,354,234	2002
	11.701041	10.123309	-13.48%	9,575,989	2001
	13.095858	11.701041	-10.65%	7,735,534	2000

JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Growth Portfolio: Class 1 – Q/NQ	13.080386	17.341196	32.57%	1,758,742	2009
	21.804355	13.080386	-40.01%	2,162,701	2008
	19.805825	21.804355	10.09%	3,005,913	2007
	19.042680	19.805825	4.01%	4,182,395	2006
	18.364593	19.042680	3.69%	5,891,192	2005
	17.381329	18.364593	5.66%	7,669,960	2004
	13.807631	17.381329	25.88%	9,113,926	2003
	19.560223	13.807631	-29.41%	9,560,961	2002
	24.860865	19.560223	-21.32%	10,953,265	2001
	32.691561	24.860865	-23.95%	11,461,570	2000

JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Mid Cap Portfolio: Class 1 – Q/NQ	22.977335	32.439433	41.18%	1,218,063	2009
	41.414035	22.977335	-44.52%	1,494,034	2008
	35.792211	41.414035	15.71%	2,112,416	2007
	32.554697	35.792211	9.94%	2,951,764	2006
	29.688844	32.554697	9.65%	4,021,840	2005
	26.709240	29.688844	11.16%	5,137,177	2004
	21.282814	26.709240	25.50%	5,980,485	2003
	26.998285	21.282814	-21.17%	6,088,122	2002
	30.617485	26.998285	-11.82%	6,588,288	2001
	29.321738	30.617485	4.42%	6,308,189	2000

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Growth Portfolio: Class 1 – Q/NQ	11.448975	15.330188	33.90%	1,391,178	2009
	18.959198	11.448975	-39.61%	1,762,714	2008
	18.674855	18.959198	1.52%	2,340,280	2007
	16.579664	18.674855	12.64%	2,688,784	2006
	14.344898	16.579664	15.58%	2,318,334	2005
	12.702218	14.344898	12.93%	2,805,227	2004
	9.866278	12.702218	28.74%	3,092,030	2003
	12.161916	9.866278	-18.88%	2,787,156	2002
	12.840593	12.161916	-5.29%	2,590,038	2001
	10.890908	12.840593	17.90%	1,704,013	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 – Q/NQ	10.000000	13.091003	30.91%	265,766	2009*

JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 – Q/NQ	7.065439	9.322403	31.94%	3,613,930	2009
	10.979465	7.065439	-35.65%	4,647,567	2008
	10.072336	10.979465	9.01%	6,495,667	2007
	8.785927	10.072336	14.64%	8,661,966	2006
	8.698796	8.785927	1.00%	10,151,505	2005
	8.233222	8.698796	5.65%	11,395,574	2004
	6.623910	8.233222	24.30%	12,202,863	2003
	8.804552	6.623910	-24.77%	9,913,935	2002
	9.980762	8.804552	-11.78%	7,618,158	2001
	10.572360	9.980762	-5.60%	4,257,854	2000

NVIT NVIT Money Market Fund: Class I – Q/NQ	14.094268	13.916881	-1.26%	304,817	2009
	13.992544	14.094268	0.73%	492,867	2008
	13.529429	13.992544	3.42%	468,551	2007
	13.113078	13.529429	3.18%	381,727	2006
	12.940067	13.113078	1.34%	488,932	2005
	13.004981	12.940067	-0.50%	616,668	2004
	13.094349	13.004981	-0.68%	905,727	2003
	13.108020	13.094349	-0.10%	1,659,911	2002
	12.819682	13.108020	2.25%	2,150,858	2001
	12.249399	12.819682	4.66%	1,409,975	2000

NVIT NVIT Nationwide® Fund: Class I – Q/NQ	16.108472	20.048181	24.46%	357,289	2009
	27.925531	16.108472	-42.32%	438,467	2008
	26.155466	27.925531	6.77%	641,052	2007
	23.320841	26.155466	12.15%	892,631	2006
	21.990636	23.320841	6.05%	1,314,283	2005
	20.300659	21.990636	8.32%	1,859,202	2004
	16.129988	20.300659	25.86%	2,352,116	2003
	19.774203	16.129988	-18.43%	2,662,106	2002
	22.721959	19.774203	-12.97%	3,269,537	2001
	23.518255	22.721959	-3.39%	3,689,323	2000

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code.  The following is a general description of the various types of contracts.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a)), of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Same-sex marriages, domestic partnership and other similar relationships

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only , "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between " beneficiary " and " designated beneficiary " when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  D istributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life and Annuity Insurance Company
Through its Nationwide VA Separate Account- C

This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2010 .  The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-860-3946, TDD 1-800-238-3035.

General Information and History

The Nationwide VA Separate Account-C is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, except New York.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Life Insurance Company which in turn is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide, which has responsibility for administration of the contracts and the V ariable A ccount, maintains records of the name, address, taxpayer identification number, and other pertinent information for each C ontract O wner and the number and type of contract issued to each C ontract O wner and records with respect to the C ontract V alue.

The custodian of the assets of the V ariable A ccount is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for C ontract O wners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See , “Underlying Mutual Funds , ” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to , or partially in lieu of , commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the D aily N et A ssets of the V ariable A ccount) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide VA Separate Account-C and the financial statements and schedules of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.   The audit report of KPMG LLP covering the December 31, 2009 financial statements and schedules of Nationwide Life and Annuity Insurance Company contains an explanatory paragraph that states that Nationwide Life and Annuity Insurance Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, Nationwide's affiliate and wholly owned subsidiary of Nationwide Life Insurance Company.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ending December 31, 2009 , 2008 , and 2007 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market S ub- A ccount.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the S ub- A ccounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a S ub- A ccount has been available in the V ariable A ccount for less than one year, the performance information for that S ub- A ccount is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum V ariable A ccount charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to C ontract O wners and prospective C ontract O wners in advertising, sales literature or other materials.

Performance Comparisons

Each S ub- A ccount may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ S ub- A ccounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See , "Frequency and Amount of Annuity Payments , " located in the prospectus.

2

Additional Contract Options Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assests of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Fidelity Variable Insurance Products - VIP Equity-Income Portfolio: Initial Class – Q/NQ	18.252304	23.457056	28.52%	588,109	2009
	32.248723	18.252304	-43.40%	697,200	2008
	32.183235	32.248723	0.20%	981,192	2007
	27.127751	32.183235	18.64%	1,332,818	2006
	25.961264	27.127751	4.49%	1,951,436	2005
	23.583981	25.961264	10.08%	2,747,672	2004
	18.333686	23.583981	28.64%	3,383,761	2003
	22.365743	18.333686	-18.03%	3,900,486	2002
	23.843779	22.365743	-6.20%	4,811,251	2001
	22.280043	23.843779	7.02%	5,350,442	2000

Fidelity Variable Insurance Products - VIP Overseas Portfolio: Initial Class – Q/NQ	13.583708	16.963952	24.88%	226,631	2009
	24.491473	13.583708	-44.54%	258,047	2008
	21.153611	24.491473	15.78%	346,501	2007
	18.149962	21.153611	16.55%	445,630	2006
	15.446324	18.149962	17.50%	593,315	2005
	13.771841	15.446324	12.16%	738,847	2004
	9.732257	13.771841	41.51%	884,944	2003
	12.369011	9.732257	-21.32%	1,052,589	2002
	15.898290	12.369011	-22.20%	1,255,812	2001
	19.911517	15.898290	-20.16%	1,416,870	2000

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 – Q/NQ	14.888146	16.112149	8.22%	4,940,336	2009
	14.888981	14.888146	-0.01%	3,330,968	2008
	14.191198	14.888981	4.92%	5,087,393	2007
	13.806866	14.191198	2.78%	6,271,946	2006
	13.661786	13.806866	1.06%	7,477,989	2005
	13.292261	13.661786	2.78%	8,324,590	2004
	12.965228	13.292261	2.52%	8,356,470	2003
	11.942953	12.965228	8.56%	6,763,970	2002
	11.106864	11.942953	7.53%	5,487,494	2001
	10.028902	11.106864	10.75%	3,393,492	2000

JPMorgan Insurance Trust - JPMorgan Insurance Trust Equity Index Portfolio: Class 1 – Q/NQ	8.045249	10.039975	24.79%	3,243,545	2009
	12.981223	8.045249	-38.02%	3,994,509	2008
	12.515227	12.981223	3.72%	5,455,152	2007
	10.985676	12.515227	13.92%	7,150,119	2006
	10.655119	10.985676	3.10%	8,677,636	2005
	9.783845	10.655119	8.91%	10,494,587	2004
	7.745389	9.783845	26.32%	11,508,551	2003
	10.123309	7.745389	-23.49%	10,354,234	2002
	11.701041	10.123309	-13.48%	9,575,989	2001
	13.095858	11.701041	-10.65%	7,735,534	2000

3

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Growth Portfolio: Class 1 – Q/NQ	13.080386	17.341196	32.57%	1,758,742	2009
	21.804355	13.080386	-40.01%	2,162,701	2008
	19.805825	21.804355	10.09%	3,005,913	2007
	19.042680	19.805825	4.01%	4,182,395	2006
	18.364593	19.042680	3.69%	5,891,192	2005
	17.381329	18.364593	5.66%	7,669,960	2004
	13.807631	17.381329	25.88%	9,113,926	2003
	19.560223	13.807631	-29.41%	9,560,961	2002
	24.860865	19.560223	-21.32%	10,953,265	2001
	32.691561	24.860865	-23.95%	11,461,570	2000

JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio: Class 1 – Q/NQ	22.977335	32.439433	41.18%	1,218,063	2009
	41.414035	22.977335	-44.52%	1,494,034	2008
	35.792211	41.414035	15.71%	2,112,416	2007
	32.554697	35.792211	9.94%	2,951,764	2006
	29.688844	32.554697	9.65%	4,021,840	2005
	26.709240	29.688844	11.16%	5,137,177	2004
	21.282814	26.709240	25.50%	5,980,485	2003
	26.998285	21.282814	-21.17%	6,088,122	2002
	30.617485	26.998285	-11.82%	6,588,288	2001
	29.321738	30.617485	4.42%	6,308,189	2000

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Growth Portfolio: Class 1 – Q/NQ	11.448975	15.330188	33.90%	1,391,178	2009
	18.959198	11.448975	-39.61%	1,762,714	2008
	18.674855	18.959198	1.52%	2,340,280	2007
	16.579664	18.674855	12.64%	2,688,784	2006
	14.344898	16.579664	15.58%	2,318,334	2005
	12.702218	14.344898	12.93%	2,805,227	2004
	9.866278	12.702218	28.74%	3,092,030	2003
	12.161916	9.866278	-18.88%	2,787,156	2002
	12.840593	12.161916	-5.29%	2,590,038	2001
	10.890908	12.840593	17.90%	1,704,013	2000

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 – Q/NQ	10.000000	13.091003	30.91%	265,766	2009*

4

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 – Q/NQ	7.065439	9.322403	31.94%	3,613,930	2009
	10.979465	7.065439	-35.65%	4,647,567	2008
	10.072336	10.979465	9.01%	6,495,667	2007
	8.785927	10.072336	14.64%	8,661,966	2006
	8.698796	8.785927	1.00%	10,151,505	2005
	8.233222	8.698796	5.65%	11,395,574	2004
	6.623910	8.233222	24.30%	12,202,863	2003
	8.804552	6.623910	-24.77%	9,913,935	2002
	9.980762	8.804552	-11.78%	7,618,158	2001
	10.572360	9.980762	-5.60%	4,257,854	2000

NVIT NVIT Money Market Fund: Class I – Q/NQ	14.094268	13.916881	-1.26%	304,817	2009
	13.992544	14.094268	0.73%	492,867	2008
	13.529429	13.992544	3.42%	468,551	2007
	13.113078	13.529429	3.18%	381,727	2006
	12.940067	13.113078	1.34%	488,932	2005
	13.004981	12.940067	-0.50%	616,668	2004
	13.094349	13.004981	-0.68%	905,727	2003
	13.108020	13.094349	-0.10%	1,659,911	2002
	12.819682	13.108020	2.25%	2,150,858	2001
	12.249399	12.819682	4.66%	1,409,975	2000

NVIT NVIT Nationwide® Fund: Class I – Q/NQ	16.108472	20.048181	24.46%	357,289	2009
	27.925531	16.108472	-42.32%	438,467	2008
	26.155466	27.925531	6.77%	641,052	2007
	23.320841	26.155466	12.15%	892,631	2006
	21.990636	23.320841	6.05%	1,314,283	2005
	20.300659	21.990636	8.32%	1,859,202	2004
	16.129988	20.300659	25.86%	2,352,116	2003
	19.774203	16.129988	-18.43%	2,662,106	2002
	22.721959	19.774203	-12.97%	3,269,537	2001
	23.518255	22.721959	-3.39%	3,689,323	2000

5

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2,936,033 shares (cost $46,621,933)	$39,519,002
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
624,630 shares (cost $2,638,247)	3,479,190
JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)
2,556,984 shares (cost $35,036,010)	31,399,762
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
7,242,900 shares (cost $75,965,014)	79,599,472
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)
3,347,749 shares (cost $30,824,796)	32,640,555
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)
2,323,042 shares (cost $31,233,622)	30,501,535
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)
1,612,021 shares (cost $27,722,289)	21,327,034
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)
2,418,593 shares (cost $32,305,840)	33,691,001
NVIT Fund - Class I (TRF)
893,716 shares (cost $8,933,835)	7,248,037
NVIT Money Market Fund - Class I (SAM)
4,242,110 shares (cost $4,242,110)	4,242,110
Equity-Income Portfolio - Initial Class (FEIP)
827,063 shares (cost $18,995,683)	13,902,933
(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Overseas Portfolio - Initial Class (FOP)
261,194 shares (cost $5,101,038)	$3,930,963

Total Investments	301,481,594

Accounts Receivable	7,364
Total Assets	301,488,958

$301,488,958

Contract Owners’ Equity:
Accumulation units	301,108,785
Contracts in payout (annuitization) period	380,173

Total Contract Owners' Equity (note 5)	$301,488,958

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	OGGO	JPMMV1	OGAA	OGBDP	OGEI	OGLG	OGDMP
Reinvested dividends	$11,439,284	-	-	1,170,542	3,543,554	796,694	223,267	315,247
Mortality and expense risk charges (note 2)	(3,907,286)	(468,852)	(27,370)	(390,703)	(960,544)	(400,888)	(363,271)	(260,317)

Net investment income (loss)	7,531,998	(468,852)	(27,370)	779,839	2,583,010	395,806	(140,004)	54,930

Realized gain (loss) on investments	(17,305,344)	(2,839,334)	71,766	(1,719,252)	(1,817,356)	237,206	(1,911,970)	(2,205,379)
Change in unrealized gain (loss) on investments	68,517,242	15,776,133	840,943	6,902,728	4,999,021	6,136,637	9,987,305	8,066,684

Net gain (loss) on investments	51,211,898	12,936,799	912,709	5,183,476	3,181,665	6,373,843	8,075,335	5,861,305

Reinvested capital gains	950,838	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$59,694,734	12,467,947	885,339	5,963,315	5,764,675	6,769,649	7,935,331	5,916,235

Investment Activity:	OGDEP	TRF	SAM	FEIP	FOP	OGMVP	OGGB
Reinvested dividends	$894,801	89,958	2,853	278,981	75,043	79,796	3,968,548
Mortality and expense risk charges (note 2)	(416,701)	(87,996)	(72,826)	(162,562)	(45,670)	(14,939)	(234,647)

Net investment income (loss)	478,100	1,962	(69,973)	116,419	29,373	64,857	3,733,901

Realized gain (loss) on investments	27,267	(1,048,412)	-	(1,201,400)	(35,167)	(3,346,633)	(1,516,680)
Change in unrealized gain (loss) on investments	8,348,632	2,491,698	-	4,183,350	781,068	3,118,552	(3,115,509)

Net gain (loss) on investments	8,375,899	1,443,286	-	2,981,950	745,901	(228,081)	(4,632,189)

Reinvested capital gains	-	-	-	-	11,306	-	939,532

Net increase (decrease) in contract owners’ equity resulting from operations	$8,853,999	1,445,248	(69,973)	3,098,369	786,580	(163,224)	41,244

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		OGGO		JPMMV1		OGAA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,531,998	7,078,176	(468,852)	(791,579)	(27,370)	-	779,839	1,239,770
Realized gain (loss) on investments	(17,305,344)	(14,168,774)	(2,839,334)	1,142,498	71,766	-	(1,719,252)	(3,813,702)
Change in unrealized gain (loss) on investments	68,517,242	(170,616,750)	15,776,133	(45,339,102)	840,943	-	6,902,728	(18,257,199)
Reinvested capital gains	950,838	33,337,955	-	12,933,614	-	-	-	7,607,641

Net increase (decrease) in contract owners’ equity resulting from operations	59,694,734	(144,369,393)	12,467,947	(32,054,569)	885,339	-	5,963,315	(13,223,490)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,596,976	3,773,024	260,264	366,904	5,083	-	524,093	392,606
Transfers between funds	-	-	1,221,916	(887,811)	2,949,388	-	320,786	(87,262)
Redemptions (note 3)	(87,222,381)	(172,262,967)	(8,771,087)	(20,557,919)	(403,088)	-	(7,222,273)	(16,585,314)
Annuity benefits	(38,937)	(66,906)	(2,905)	(3,256)	-	-	(3,921)	(3,337)
Contingent deferred sales charges (note 2)	(89,815)	(255,047)	(8,948)	(27,353)	(209)	-	(7,017)	(18,763)
Adjustments to maintain reserves	80,707	33,055	10,713	(7)	42,630	-	12,561	(95)

Net equity transactions	(84,673,450)	(168,778,841)	(7,290,047)	(21,109,442)	2,593,804	-	(6,375,771)	(16,302,165)

Net change in contract owners’ equity	(24,978,716)	(313,148,234)	5,177,900	(53,164,011)	3,479,143	-	(412,456)	(29,525,655)
Contract owners’ equity beginning of period	326,467,674	639,615,908	34,335,374	87,499,385	-	-	31,818,232	61,343,887

Contract owners’ equity end of period	$301,488,958	326,467,674	39,513,274	34,335,374	3,479,143	-	31,405,776	31,818,232

CHANGES IN UNITS:
Beginning units	24,434,503	34,664,141	1,494,033	2,112,415	-	-	1,855,296	2,672,259
Units purchased	5,828,795	2,577,413	114,408	90,874	308,167	-	93,843	109,598
Units redeemed	(10,864,427)	(12,807,051)	(390,378)	(709,256)	(42,401)	-	(458,668)	(926,561)

Ending units	19,398,871	24,434,503	1,218,063	1,494,033	265,766	-	1,490,471	1,855,296

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OGBDP		OGEI		OGLG		OGDMP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,583,010	2,994,761	395,806	428,261	(140,004)	(134,468)	54,930	(229,424)
Realized gain (loss) on investments	(1,817,356)	(710,063)	237,206	1,844,553	(1,911,970)	(9,250,382)	(2,205,379)	474,350
Change in unrealized gain (loss) on investments	4,999,021	(2,292,908)	6,136,637	(25,073,384)	9,987,305	(12,875,482)	8,066,684	(18,279,581)
Reinvested capital gains	-	-	-	-	-	-	-	3,107,874

Net increase (decrease) in contract owners’ equity resulting from operations	5,764,675	(8,210)	6,769,649	(22,800,570)	7,935,331	(22,260,332)	5,916,235	(14,926,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	383,119	654,760	255,200	392,024	252,696	311,749	205,925	257,467
Transfers between funds	46,112,860	(4,579,626)	2,476,908	1,480,599	540,895	(102,485)	1,212,550	2,066,011
Redemptions (note 3)	(22,229,717)	(22,179,701)	(9,047,920)	(17,760,067)	(6,527,431)	(15,184,418)	(6,180,260)	(11,563,816)
Annuity benefits	-	-	(6,372)	(11,041)	(827)	(1,054)	-	-
Contingent deferred sales charges (note 2)	(23,436)	(41,368)	(10,574)	(30,245)	(6,554)	(19,103)	(7,745)	(21,435)
Adjustments to maintain reserves	213	(14)	1,629	7,063	15,342	(206)	(970)	29

Net equity transactions	24,243,039	(26,145,949)	(6,331,129)	(15,921,667)	(5,725,879)	(14,995,517)	(4,770,500)	(9,261,744)

Net change in contract owners’ equity	30,007,714	(26,154,159)	438,520	(38,722,237)	2,209,452	(37,255,849)	1,145,735	(24,188,525)
Contract owners’ equity beginning of period	49,591,715	75,745,874	32,203,899	70,926,136	28,291,196	65,547,045	20,181,269	44,369,794

Contract owners’ equity end of period	$79,599,429	49,591,715	32,642,419	32,203,899	30,500,648	28,291,196	21,327,004	20,181,269

CHANGES IN UNITS:
Beginning units	3,330,953	5,087,378	3,994,505	5,455,148	2,162,700	3,005,913	1,762,714	2,340,278
Units purchased	3,665,241	199,409	485,051	407,054	131,327	132,254	216,756	261,543
Units redeemed	(2,055,858)	(1,955,834)	(1,236,016)	(1,867,697)	(535,286)	(975,467)	(588,292)	(839,107)

Ending units	4,940,336	3,330,953	3,243,540	3,994,505	1,758,741	2,162,700	1,391,178	1,762,714

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OGDEP		TRF		SAM		FEIP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$478,100	(51,213)	1,962	5,629	(69,973)	48,380	116,419	189,497
Realized gain (loss) on investments	27,267	362,337	(1,048,412)	(430,501)	-	-	(1,201,400)	(1,586,634)
Change in unrealized gain (loss) on investments	8,348,632	(26,946,513)	2,491,698	(7,664,293)	-	-	4,183,350	(10,195,919)
Reinvested capital gains	-	5,389,506	-	1,877,549	-	-	-	25,389

Net increase (decrease) in contract owners’ equity resulting from operations	8,853,999	(21,245,883)	1,445,248	(6,211,616)	(69,973)	48,380	3,098,369	(11,567,667)

Equity transactions:
Purchase payments received from contract owners (note 3)	277,179	388,457	57,461	79,226	93,734	193,595	95,467	126,097
Transfers between funds	1,582,274	336,934	(81,144)	(433,529)	2,993,782	9,037,259	(113,359)	(565,021)
Redemptions (note 3)	(9,847,112)	(17,927,801)	(1,312,856)	(4,326,581)	(5,720,204)	(8,877,650)	(1,999,741)	(6,976,129)
Annuity benefits	-	-	(7,824)	(14,053)	-	-	(9,987)	(17,165)
Contingent deferred sales charges (note 2)	(12,185)	(33,545)	(344)	(1,631)	(3,301)	(10,970)	(1,689)	(2,487)
Adjustments to maintain reserves	(666)	11	10,181	8,154	1,479	(249)	19,866	9,842

Net equity transactions	(8,000,510)	(17,235,944)	(1,334,526)	(4,688,414)	(2,634,510)	341,985	(2,009,443)	(7,424,863)

Net change in contract owners’ equity	853,489	(38,481,827)	110,722	(10,900,030)	(2,704,483)	390,365	1,088,926	(18,992,530)
Contract owners’ equity beginning of period	32,837,023	71,318,850	7,139,474	18,039,504	6,946,585	6,556,220	12,816,448	31,808,978

Contract owners’ equity end of period	$33,690,512	32,837,023	7,250,196	7,139,474	4,242,102	6,946,585	13,905,374	12,816,448

CHANGES IN UNITS:
Beginning units	4,647,556	6,495,658	438,466	641,051	492,866	468,551	697,200	981,193
Units purchased	463,458	377,906	18,017	10,706	276,136	737,723	13,091	8,886
Units redeemed	(1,497,084)	(2,226,008)	(99,194)	(213,291)	(464,185)	(713,408)	(122,182)	(292,879)

Ending units	3,613,930	4,647,556	357,289	438,466	304,817	492,866	588,109	697,200

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOP		OGMVP		OGGB
	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$29,373	60,518	64,857	22,833	3,733,901	3,295,211
Realized gain (loss) on investments	(35,167)	230,857	(3,346,633)	(2,614,588)	(1,516,680)	182,501
Change in unrealized gain (loss) on investments	781,068	(4,496,888)	3,118,552	(1,583,725)	(3,115,509)	2,388,244
Reinvested capital gains	11,306	793,984	-	1,602,398	939,532	-

Net increase (decrease) in contract owners’ equity resulting from operations	786,580	(3,411,529)	(163,224)	(2,573,082)	41,244	5,865,956

Equity transactions:
Purchase payments received from contract owners (note 3)	27,625	35,326	3,534	1,974	155,596	572,839
Transfers between funds	(47,566)	(123,464)	(3,144,988)	(455,973)	(56,024,302)	(5,685,632)
Redemptions (note 3)	(421,950)	(1,547,676)	(308,692)	(2,320,178)	(7,230,050)	(26,455,717)
Annuity benefits	(7,101)	(17,000)	-	-	-	-
Contingent deferred sales charges (note 2)	(47)	(687)	(872)	(3,215)	(6,894)	(44,245)
Adjustments to maintain reserves	6,995	8,594	(42,690)	8	3,424	(75)

Net equity transactions	(442,044)	(1,644,907)	(3,493,708)	(2,777,384)	(63,102,226)	(31,612,830)

Net change in contract owners’ equity	344,536	(5,056,436)	(3,656,932)	(5,350,466)	(63,060,982)	(25,746,874)
Contract owners’ equity beginning of period	3,588,545	8,644,981	3,656,932	9,007,398	63,060,982	88,807,856

Contract owners’ equity end of period	$3,933,081	3,588,545	-	3,656,932	-	63,060,982

CHANGES IN UNITS:
Beginning units	258,046	346,501	271,369	425,613	3,028,799	4,632,183
Units purchased	3,965	19,839	996	143	38,339	221,478
Units redeemed	(35,380)	(108,294)	(272,365)	(154,387)	(3,067,138)	(1,824,862)

Ending units	226,631	258,046	-	271,369	-	3,028,799

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT- C

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)

NATIONWIDE FUNDS GROUP

NVIT Fund - Class I (TRF)

NVIT Money Market Fund - Class I (SAM)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Equity-Income Portfolio - Initial Class (FEIP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

Z CLOSED FUNDS

Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)*

Insurance Trust - Insurance Trust Government Bond Portfolio 1 (obsolete) (OGGB)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $562,551 and $1,585,616, respectively, and total transfers from the Account to the fixed account were $11,575,606 and $16,029,806, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $899,500 and $305,441 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market particip ants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$301,481,594	0	$301,481,594
Accounts Receivable of $7,364 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- C

NOTES TO FINANCIAL STATEMENTS

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)	$249,937	$10,842,459
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	3,069,463	431,216
JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)	1,819,855	9,141,119
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)	56,470,799	31,462,300
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)	1,254,731	6,952,507
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)	343,984	8,120,832
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)	636,137	7,557,045
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)	1,165,478	8,660,216
NVIT Fund - Class I (TRF)	346,061	2,726,700
NVIT Money Market Fund - Class I (SAM)	2,339,728	5,044,183
Equity-Income Portfolio - Initial Class (FEIP)	575,054	3,668,988
VIP Fund - Overseas Portfolio - Initial Class (FOP)	131,082	567,246
JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)	88,401	6,863,907
Insurance Trust - Insurance Trust Government Bond Portfolio 1 (obsolete) (OGGB)	4,908,079	64,853,841

Total	$73,398,789	$166,892,559

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2009	1.30%	1,218,063	$32.439433	$39,513,274	0.00%	41.18%
2008	1.30%	1,494,033	22.977335	34,328,897	0.00%	-44.52%
2007	1.30%	2,112,415	41.414035	87,483,629	0.00%	15.71%
2006	1.30%	2,951,763	35.792211	105,650,124	0.00%	9.94%
2005	1.30%	4,021,840	32.554697	130,929,783	0.00%	9.65%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	1.30%	265,766	13.091003	3,479,143	0.00%	30.91%	5/15/2009
JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)
2009	1.30%	1,490,471	21.060941	31,390,743	3.92%	22.84%
2008	1.30%	1,855,296	17.145561	31,810,091	3.91%	-25.29%
2007	1.30%	2,672,259	22.950313	61,329,180	3.30%	4.75%
2006	1.30%	3,812,974	21.910158	83,542,863	2.95%	9.54%
2005	1.30%	5,778,418	20.001818	115,578,865	2.78%	1.17%
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
2009	1.30%	4,940,336	16.112149	79,599,429	4.80%	8.22%
2008	1.30%	3,330,953	14.888146	49,591,715	5.99%	-0.01%
2007	1.30%	5,087,378	14.888981	75,745,874	5.09%	4.92%
2006	1.30%	6,271,930	14.191198	89,006,200	3.79%	2.78%
2005	1.30%	7,477,972	13.806866	103,247,357	4.01%	1.06%
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)
2009	1.30%	3,243,540	10.039975	32,565,071	2.60%	24.79%
2008	1.30%	3,994,505	8.045249	32,136,787	2.12%	-38.02%
2007	1.30%	5,455,148	12.981223	70,814,493	1.60%	3.72%
2006	1.30%	7,150,115	12.515227	89,485,312	1.39%	13.92%
2005	1.30%	8,677,632	10.985676	95,329,654	1.49%	3.10%
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)
2009	1.30%	1,758,741	17.341196	30,498,672	0.80%	32.57%
2008	1.30%	2,162,700	13.080386	28,288,951	1.00%	-40.01%
2007	1.30%	3,005,913	21.804355	65,541,994	0.18%	10.09%
2006	1.30%	4,182,395	19.805825	82,835,783	0.08%	4.01%
2005	1.30%	5,891,191	19.042680	112,184,065	0.53%	3.69%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)
2009	1.30%	1,391,178	15.330188	21,327,004	1.59%	33.90%
2008	1.30%	1,762,714	11.448975	20,181,269	0.59%	-39.61%
2007	1.30%	2,340,278	18.959198	44,369,794	0.71%	1.52%
2006	1.30%	2,688,784	18.674855	50,212,651	0.34%	12.64%
2005	1.30%	2,318,335	16.579664	38,437,215	0.14%	15.58%
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)
2009	1.30%	3,613,930	9.322403	33,690,512	2.82%	31.94%
2008	1.30%	4,647,556	7.065439	32,837,023	1.19%	-35.65%
2007	1.30%	6,495,658	10.979465	71,318,850	1.14%	9.01%
2006	1.30%	8,661,954	10.072336	87,246,111	0.84%	14.64%
2005	1.30%	10,151,495	8.785927	89,190,294	0.97%	1.00%
NVIT Fund - Class I (TRF)
2009	1.30%	357,289	20.048181	7,162,995	1.31%	24.46%
2008	1.30%	438,466	16.108472	7,063,017	1.34%	-42.32%
2007	1.30%	641,051	27.925531	17,901,690	1.03%	6.77%
2006	1.30%	892,632	26.155466	23,347,206	1.02%	12.15%
2005	1.30%	1,314,283	23.320841	30,650,185	0.85%	6.05%
(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- C

NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2009	1.30%	304,817	$13.916881	$4,242,102	0.04%	-1.26%
2008	1.30%	492,866	14.094268	6,946,585	2.05%	0.73%
2007	1.30%	468,551	13.992544	6,556,220	4.89%	3.42%
2006	1.30%	381,727	13.529429	5,164,548	4.64%	3.18%
2005	1.30%	488,932	13.113078	6,411,403	2.50%	1.34%
Equity-Income Portfolio - Initial Class (FEIP)
2009	1.30%	588,109	23.457056	13,795,282	2.21%	28.52%
2008	1.30%	697,200	18.252304	12,725,506	2.13%	-43.40%
2007	1.30%	981,193	32.248723	31,642,221	1.63%	0.20%
2006	1.30%	1,332,817	32.183235	42,894,363	3.25%	18.64%
2005	1.30%	1,951,437	27.127751	52,938,097	1.77%	4.49%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	1.30%	226,631	16.963952	3,844,558	2.05%	24.88%
2008	1.30%	258,046	13.583708	3,505,222	2.27%	-44.54%
2007	1.30%	346,501	24.491473	8,486,320	3.28%	15.78%
2006	1.30%	445,630	21.153611	9,426,684	0.97%	16.55%
2005	1.30%	593,316	18.149962	10,768,663	0.66%	17.50%
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	1.30%	271,369	13.475864	3,656,932	1.65%	-36.32%
2007	1.30%	425,613	21.163352	9,007,398	1.54%	-0.40%
2006	1.30%	1,351,558	21.248786	28,718,967	1.06%	15.21%
2005	1.30%	3,476,060	18.443858	64,111,957	0.68%	8.33%
Insurance Trust - Insurance Trust Government Bond Portfolio 1 (obsolete) (OGGB)
2008	1.30%	3,028,799	20.820458	63,060,982	5.62%	8.60%
2007	1.30%	4,632,183	19.171923	88,807,856	5.49%	6.08%
2006	1.30%	5,908,551	18.072328	106,781,272	5.39%	2.13%
2005	1.30%	7,549,424	17.695457	133,590,508	5.01%	1.75%

2009	Reserves for annuity contracts in payout phase:				380,173
2009	Contract owners equity:				$301,488,958
2008	Reserves for annuity contracts in payout phase:				334,697
2008	Contract owners equity:				$326,467,674
2007	Reserves for annuity contracts in payout phase:				610,389
2007	Contract owners equity:				$639,615,908
2006	Reserves for annuity contracts in payout phase:				632,986
2006	Contract owners equity:				$804,945,070
2005	Reserves for annuity contracts in payout phase:				625,372
2005	Contract owners equity:				$983,993,418
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contingent deferred sales charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.
****	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2009 and 2008, and the related statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2009.  In connection with our audits of the financial statements, we also have audited financial statement schedules I, IV and V.  These financial statements and financial statement schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the Financial Accounting Standards Board, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
April 14, 2010

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Balance Sheets
(in millions, except share amounts)

	December 31,
	2009	2008

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $2,944.9 and $2,549.8)	$ 2,935.8	$ 2,291.2
Equity securities (amortized cost $2.7 and $4.6)	3.0	4.7
Mortgage loans on real estate, net	663.8	761.2
Short-term investments, including amounts managed by a related party	176.3	177.5
Policy loans	20.9	21.0
Total investments	3,799.8	3,255.6

Cash and cash equivalents	2.0	6.4
Accrued investment income	38.6	29.0
Deferred policy acquisition costs	416.5	471.2
Reinsurance receivable from a related party	136.2	131.6
Value of business acquired	24.6	32.5
Other intangibles	-	3.7
Other assets	414.6	523.2
Separate account assets	1,361.7	1,276.9
Total assets	$ 6,194.0	$ 5,730.1

Liabilities and Shareholder’s Equity:
Liabilities:
Future policy benefits and claims	$ 4,003.8	$ 3,885.5
Other liabilities	176.3	153.5
Separate account liabilities	1,361.7	1,276.9
Total liabilities	5,541.8	5,315.9

Shareholder’s equity:
Common stock ($40 par value; authorized, issued and outstanding - 66,000 shares)	2.6	2.6
Additional paid-in capital	457.9	317.9
Retained earnings	204.0	176.3
Accumulated other comprehensive loss	(12.3)	(82.6)
Total shareholder’s equity	652.2	414.2
Total liabilities and shareholder’s equity	$ 6,194.0	$ 5,730.1

See Note 2(k) regarding current and prior years impact of the Nationwide Life and Annuity Company of America merger and other accompanying notes to the financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of (Loss) Income
(in millions)

		Years ended December 31,
	2009	2008	2007

Revenues:
Policy charges	$ 125.3	$ 105.0	$ 85.4
Premiums	41.3	29.2	17.9
Net investment income	74.7	66.7	62.8
Net realized investment gains (losses)	13.5	(3.9)	(10.8)
Other-than-temporary impairment losses (consisting of $125.9 of total other-than-temporary impairment losses, net of $48.7 recognized in other
comprehensive income, for the year ended December 31, 2009)	(77.2)	(107.5)	(13.3)
Other income	-	0.2	0.3
Total revenues	177.6	89.7	142.3

Benefits and expenses:
Interest credited to policyholder accounts	29.6	26.4	25.2
Benefits and claims	88.3	59.6	31.4
Policyholder dividends	1.1	1.1	1.1
Amortization of deferred policy acquisition costs	34.9	43.7	25.1
Amortization of value of business acquired and other intangible assets	11.5	7.5	6.1
Other operating expenses	24.7	27.6	20.6
Total benefits and expenses	190.1	165.9	109.5

(Loss) income from continuing operations before federal income tax (benefit) expense	(12.5)	(76.2)	32.8
Federal income tax (benefit) expense	(6.0)	(28.7)	8.8
Net (loss) income	$ (6.5)	$ (47.5)	$ 24.0

See Note 2(k) regarding current and prior years impact of the Nationwide Life and Annuity Company of America merger and other accompanying notes to the financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Changes in Shareholder's Equity
(in millions)

	Common stock	Additional paid-in capital		Retained earnings		Accumulated other comprehensive income (loss)	Total shareholder’s equity

Balance as of December 31, 2006	$ 2.6	$ 317.9	#	$ 245.3	#	$ (6.7)	$ 559.1

Comprehensive income:
Net income	-	-		24.0		-	24.0
Other comprehensive income, net of taxes	-	-		-		3.0	3.0
Total comprehensive income							27.0
Balance as of December 31, 2007	2.6	317.9	#	269.3	#	(3.7)	586.1

Dividend paid to Nationwide Life Insurance Company	-	-		(45.5)		-	(45.5)

Comprehensive loss:
Net loss	-	-		(47.5)		-	(47.5)
Other comprehensive loss, net of taxes	-	-		-		(78.9)	(78.9)
Total comprehensive loss							(126.4)
Balance as of December 31, 2008	2.6	317.9	#	176.3	#	(82.6)	414.2

Cumulative effect of change in accounting principle	-	-		34.2		(34.2)	-

Capital contributions from Nationwide Life Insurance Company	-	140.0		-		-	140.0

Comprehensive income (loss):
Net loss	-	-		(6.5)		-	(6.5)
Other comprehensive income, net of taxes	-	-		-		104.5	104.5
Total comprehensive income							98.0
Balance as of December 31, 2009	$ 2.6	$ 457.9	#	$ 204.0	#	$ (12.3)	$ 652.2

See Note 2(k) regarding current and prior years impact of the Nationwide Life and Annuity Company of America merger and other accompanying notes to the financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Cash Flows
(in millions)

	Years ended December 31,
	2009	2008	2007

Cash flows from operating activities:
Net (loss) income	$ (6.5)	$ (47.5)	$ 24.0
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment (gains) losses	(13.5)	3.9	10.8
Other-than-temporary impairment losses	77.2	107.5	13.3
Interest credited to policyholder accounts	29.6	26.4	25.2
Capitalization of deferred policy acquisition costs	(119.5)	(91.6)	(66.0)
Amortization of deferred policy acquisition costs	34.9	43.7	25.1
Amortization and depreciation	11.3	16.8	15.2
Decrease in other assets	39.8	11.2	91.9
(Decrease) increase in policy and other liabilities	(126.3)	(205.2)	144.8
Other	0.3	-	(0.1)
Net cash (used in) provided by operating activities	(72.7)	(134.8)	284.2

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	593.4	520.4	818.9
Proceeds from sale of securities available-for-sale	531.9	300.5	733.1
Proceeds from repayments or sales of mortgage loans on real estate	94.0	123.8	233.8
Cost of securities available-for-sale aquired	(1,547.9)	(671.4)	(889.3)
Cost of mortgage loans on real estate originated or acquired	(7.2)	(15.7)	(39.4)
Net decrease (increase) in short-term investments	1.2	(55.8)	119.9
Collateral paid	(28.7)	(15.3)	(18.0)
Other, net	-	0.7	(6.0)
Net cash (used in) provided by investing activities	(363.3)	187.2	953.0

Cash flows from financing activities:
Investment and universal life insurance product deposits and other additions	518.4	459.7	212.7
Investment and universal life insurance product withdrawals and other deductions	(226.0)	(509.2)	(1,456.8)
Cash dividend to Nationwide Life Insurance Company	-	(10.7)	-
Cash contribution from Nationwide Life Insurance Company	140.0	-	-
Other, net	(0.8)	14.2	-
Net cash provided by (used in) financing activities	431.6	(46.0)	(1,244.1)

Net (decrease) increase in cash and cash equivalents	(4.4)	6.4	(6.9)
Cash and cash equivalents, beginning of period	6.4	-	6.9
Cash and cash equivalents, end of period	$ 2.0	$ 6.4	$ -

See Note 2(k) regarding current and prior years impact of the Nationwide Life and Annuity Company of America merger and other accompanying notes to the financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (NLAIC or the Company) provides long-term savings and retirement products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc (NFS).  The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.  The Company offers individual annuity contracts, universal life insurance, variable universal life insurance and corporate-owned life insurance (COLI) on a non-participating basis.

On December 31, 2009, NLAIC merged with an affiliate, Nationwide Life and Annuity Company of America (NLACA), with NLAIC as the surviving entity.  The merger was completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 (k) for further information.

On August 6, 2008, NFS entered into a definitive agreement for NMIC and Nationwide Corporation to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash.  The transaction closed on January 1, 2009 and NFS became a wholly-owned subsidiary of Nationwide Corporation.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following:  the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, and federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(a)	Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading.  All fixed maturity and marketable equity securities are classified as available-for-sale.  Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity.  The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.  Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.  For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used.  The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings.  The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond.  The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.  See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities.  When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.  Any resulting adjustment is included in net investment income.  All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows.  The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due.  Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.  Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the statements of (loss) income.

(b)	Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 5 for a discussion on the Company’s use of derivative instruments.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(c)      Revenues and Benefits

Investment and Universal Life Insurance Products:  Investment products primarily consist of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.  Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products:  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d)      Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase.  The Company carries cash and cash equivalents at cost, which approximates fair value.

(e)      Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(a).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2009, 2008 and 2007.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(f)      Value of Business Acquired

As a result of the acquisition of Nationwide Financial Network (NFN) by NFS in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.  The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors.  These projections considered all known or expected factors at the valuation date based on the judgment of management.  The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate.  If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.  The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(a).  The recoverability of VOBA is evaluated annually.  If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality.  The Company’s long-term assumption for net separate account performance is currently 7%.  If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption.  The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns.  In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction.  In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants.  In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process.  An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(g)      Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h)      Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i)      Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.  Any such change could significantly affect the amounts reported in the statements of  (loss) income.

The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)      Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(k)	NLACA Merger

On December 31, 2009, NLAIC, merged with an affiliate, NLACA, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control.  NLACA is reflected in the Company’s current and prior year financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLACA is a wholly-owned subsidiary, there is no noncontrolling interest impact.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The Company has presented its financial statements and accompanying notes as applicable for all years presented to reflect the NLACA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009

Total revenues	$ 42.9
Total benefits and expenses	40.3
Federal income tax benefit	(0.2)
Net income	2.8

2008

Total revenues	$ 37.9
Total benefits and expenses	43.4
Federal income tax benefit	(0.3)
Net loss	(5.2)

2007

Total revenues	$ 48.6
Total benefits and expenses	37.3
Federal income expense	3.0
Net income	8.3

The following tables summarize the impact of the items described above on the balance sheet as of December 31:

(in millions)	2009

Total assets	607.6
Total liabilities	539.7
Total shareholder's equity	67.9

2008

Total assets	594.2
Total liabilities	536.7
Total shareholder's equity	57.5

The impact of the merger on shareholder’s equity was $112.1 million and $102.3 million as of December 31, 2007 and 2006, respectively.

(l)      Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments).  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $34.2 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity.  Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid.  The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred.  The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies.  The impact of the Company’s retroactive application of the adoption of this change in accounting principle was immaterial.

(m)                 Subsequent Events

The Company evaluated subsequent events through April 14, 2010, the date the financial statements were issued.

(3)	Recently Issued Accounting Standards

In February 2010, the FASB issued Accounting Standards Update (ASU) 2010-08, which amends various codification topics.  While none of the provisions in the amendments in this ASU fundamentally change U.S. GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (FASB ASC 815-15) may cause a change in the application of that guidance.  This guidance is effective for fiscal periods beginning after December 15, 2009, and should be applied to existing contracts containing embedded derivative features at the date of adoption. The Company will adopt this guidance for the fiscal period beginning January 1, 2010.  The Company is in the process of determining the impact of adopting this guidance.

In January 2010, the FASB issued ASU 2010-02, which amends FASB ASC 810, Consolidation.  This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity.  This guidance would not be applied to sales of in-substance real estate.  If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable.  If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10.  This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10.  In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party.  The Company adopted this guidance effective December 31, 2009.  The adoption of this guidance did not have a material impact on the financial statements of the Company.  The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing significant transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company.  For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value.  Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy.  Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.  This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted.  The Company adopted this guidance effective December 31, 2009.  The adoption of this guidance did not have a material impact on the financial statements of the Company.  See the required disclosures and updated fair value hierarchy disclosed within Note 4.

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures.  This guidance clarifies how the fair value of a liability should be determined.  It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date.  It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability.  To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability.  The Company adopted this guidance effective the reporting period ending December 31, 2009.  The adoption of this guidance did not have a material impact on the financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)).  This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants.  SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The ASC supersedes all existing non-SEC accounting and reporting standards.  All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative.  Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts.  Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC.  The Company adopted SFAS 168 effective September 30, 2009.  The adoption of this guidance did not have an impact on the Company’s financial statements but will alter the references to accounting literature within the financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)).  In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments.  ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments.  FASB ASC 810, Consolidation, changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  This guidance also requires enhanced disclosures about an entity’s involvement with a VIE.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.  The guidance will be applied to prospective transactions, as is required.

In February 2010, the FASB issued ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments.  ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140).  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  The guidance will be applied to prospective transactions, as is required.

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events).  This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued.  In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date.  This guidance is effective for fiscal years and interim periods ending after June 15, 2009.  The Company adopted this guidance effective June 30, 2009.  The adoption of this guidance did not have a material impact on the financial statements of the Company.  See Note 2 (m) for the required disclosure.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments).  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $34.2 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly).  This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan.  The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009.  This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets).  This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting.  In doing so, the asset should not be included as part of the cost of an entity's existing intangible asset(s) because the defensive intangible asset is separately identifiable.  This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted this guidance effective January 1, 2009.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.  The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations).  This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments.  Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee's underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee's share issuance shall be recognized in earnings.  This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years.  The Company adopted this guidance prospectively beginning January 1, 2009.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets).  This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142).  This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008.  The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date.  The Company adopted this guidance effective January 1, 2009.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.  The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133).  This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.  This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements.  This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  The Company adopted this guidance effective January 1, 2009.  See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157).  This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance.  The Company adopted this guidance effective January 1, 2009.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations).  The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects.  Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination.  This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination.  This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control.  This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  Earlier application is prohibited.  The Company adopted this guidance effective January 1, 2009.  The Company applied this guidance prospectively to business combination on or after January 1, 2009.

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies).  This guidance amends previous business combination guidance related to contingencies.  First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period.  Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated.  If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date.  In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate.  The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51).  The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary.  This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements.  This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008.  The Company adopted this guidance effective January 1, 2009.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

(4)	Fair Value Measurements

Fair Value Option

The Company has no financial assets or liabilities elected at the fair value option.  The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

For certain residential mortgage-backed securities backed by prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values.  As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services.  As a result of continued low levels of activity in these markets during 2009, management believes that prices were no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios.  The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows.  The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk.  The income approach also includes a weighting of external third party values.  As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through pricing determined from two independent pricing services (the market approach).  The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes.  The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker.  In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments.  In many cases, only one broker quote is available.  The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available.  As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy.  The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization.  If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of December 31:

	2009	2008

Independent pricing services	64%	74%
Pricing matrices	15%	17%
Internal pricing	14%	2%
Broker quotes	5%	5%
Other sources	2%	2%

Investments in Certain Entities That Calculate NAV per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All of these mutual funds are included in Level 2 and had fair values totaling $1.36 billion as of December 31, 2009.  These funds have no unfunded commitments or restrictions and the Company has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic equity funds.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 62.3	$ -	$ -	$ 62.3
Obligations of states and political subdivisions	-	69.1	-	69.1
Corporate securities	1.8	2,009.8	146.1	2,157.7
Residential mortgage-backed securities	42.8	192.3	222.5	457.6
Commercial mortgage-backed securities	-	63.7	33.8	97.5
Collateralized debt obligations	-	5.1	10.5	15.6
Other asset-backed securities	-	54.2	21.8	76.0
Total fixed maturity securities	106.9	2,394.2	434.7	2,935.8
Equity securities	0.4	2.6	-	3.0
Total securities available-for-sale	107.3	2,396.8	434.7	2,938.8
Short-term investments	8.9	167.4	-	176.3
Total investments	116.2	2,564.2	434.7	3,115.1

Cash	2.0	-	-	2.0
Derivative assets1	-	0.3	-	0.3
Separate account assets2,3	-	1,361.7	-	1,361.7
Total assets	$ 118.2	$ 3,926.2	$ 434.7	$ 4,479.1

Liabilities
Derivative liabilities1	-	5.3	-	5.3
Total liabilities	$ -	$ 5.3	$ -	$ 5.3
__________
1	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging derivative instruments and interest rate futures contracts.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 43.2	$ -	$ -	$ 43.2
Obligations of states and political subdivisions	-	24.9	-	24.9
Corporate securities	2.1	1,205.0	152.0	1,359.1
Residential mortgage-backed securities	86.3	183.8	398.8	668.9
Commercial mortgage-backed securities	-	76.0	28.0	104.0
Collateralized debt obligations	-	1.5	19.3	20.8
Other asset-backed securities	-	62.3	8.0	70.3
Total fixed maturity securities	131.6	1,553.5	606.1	2,291.2
Equity securities	-	4.7	-	4.7
Total securities available-for-sale	131.6	1,558.2	606.1	2,295.9
Short-term investments	11.9	165.6	-	177.5
Total investments	143.5	1,723.8	606.1	2,473.4

Cash	6.4	-	-	6.4
Derivative assets1	-	6.2	-	6.2
Separate account assets2,3	-	1,276.9	-	1,276.9
Total assets	$ 149.9	$ 3,006.9	$ 606.1	$ 3,762.9

Liabilities
Derivative liabilities1	-	6.6	-	6.6
Total liabilities	$ -	$ 6.6	$ -	$ 6.6

            __________

1	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging derivative instruments and interest rate futures contracts.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following tables summarize financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment						Change in
		gains (losses)						unrealized
	Balance	In earnings		Purchases,			Balance	gains (losses)
	as of	(realized		issuances,	Transfers	Transfers	as of	in earnings
	December	and	In OCI	sales and	in to	out of	December	due to assets
(in millions)	31, 2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	31, 2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
Corporate securities	$ 152.0	$ (4.4)	$ 33.5	$ (67.5)	$ 48.5	$ (16.0)	$ 146.1	$ -
Residential mortgage-backed
securities	398.8	(37.6)	63.2	(118.8)	0.3	(83.4)	222.5	-
Commercial mortgage-backed
securities	28.0	-	8.0	-	-	(2.2)	33.8	-
Collateralized debt obligations	19.3	(9.0)	13.7	(11.1)	-	(2.4)	10.5	-
Other asset-backed securities	8.0	(1.9)	4.8	8.6	2.3	-	21.8	-
Total investments	$ 606.1	$ (52.9)	$ 123.2	$ (188.8)	$ 51.1	$ (104.0)	$ 434.7	$ -

__________
1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment						Change in
		gains (losses)						unrealized
	Balance	In earnings		Purchases,			Balance	gains (losses)
	as of	(realized		issuances,	Transfers	Transfers	as of	in earnings
	December	and	In OCI	sales and	in to	out of	December	due to assets
(in millions)	31, 2007	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	31, 2008	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
Corporate securities	$ 155.4	$ (15.9)	$ (24.4)	$ (43.1)	$ 100.6	$ (20.6)	$ 152.0	$ -
Residential mortgage-backed
securities	47.9	(52.5)	(82.5)	(56.3)	542.2	-	398.8	-
Commercial mortgage-backed
securities	5.9	-	(21.1)	26.8	21.3	(4.9)	28.0	-
Collateralized debt obligations	39.8	(21.7)	(7.5)	(0.4)	9.1	-	19.3	-
Other asset-backed securities	13.4	(0.2)	(2.1)	(3.8)	8.1	(7.4)	8.0	-
Total securities
available-for-sale	262.4	(90.3)	(137.6)	(76.8)	681.3	(32.9)	606.1	-
Short-term investments	47.4	-	-	-	-	(47.4)	-	-
Total investments	$ 309.8	$ (90.3)	$ (137.6)	$ (76.8)	$ 681.3	$ (80.3)	$ 606.1	$ -
            __________
1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations).

Transfers

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period.  The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral.  The estimated fair value of the collateral was $11.7 million as of December 31, 2009.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate, net:  The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans on real estate, net	$ 663.8	$ 600.4	$ 761.2	$ 692.9
Policy loans	20.9	20.9	21.0	21.0

Liabilities
Investment contracts	(2,914.7)	(2,865.1)	(3,025.1)	(3,173.6)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(5)	Derivative Financial Instruments

Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.  The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset).  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the statements of (loss) income during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations.  In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events.  In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties.  The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty.  Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009, the Company had received $0.4 million of cash for derivative collateral, which is, in turn. invested in short-term investments.  As of December 31, 2008, the Company had received no cash for derivative collateral.  As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $3.6 million and $1.6 million, respectively, as collateral to various derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty.  In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations.  The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds).  As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates.  Such variability poses risks to the Company when the assets are funded with fixed rate liabilities.  In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments.  The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap.  The net receipt of a fixed rate will offset the fixed rate paid on the liability.  These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies.  To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset.  These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded.  In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period.  If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates.  The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products.  See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation.  As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates.  The Company enters into interest rate swaps to mitigate this risk.  The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities.  While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability.  Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads.  These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread.  When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor.  In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value.  In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring.  The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional

Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 0.3	$ 4.3	Other liabilities	$ -	$ 5.0
Currency/interest rate swaps	Other assets	-	-	Other liabilities	5.1	20.9
Total derivatives designated as
hedging instruments		0.3	4.3		5.1	25.9

Derivatives not designated as
hedging instruments:
Credit default swaps	Other assets	-	-	Other liabilities	0.2	17.0
Total derivatives not designated
as hedging instruments		-	-		0.2	17.0
Total derivatives		$ 0.3	$ 4.3		$ 5.3	$ 42.9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the financial statements for the year ended December 31, 2009:

	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1

(in millions)

Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$ -
Currency/interest rate swap	Net realized investment gains (losses)	(0.1)
Total		$ (0.1)

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ -
Currency/interest rate swap	Net realized investment gains (losses)	-
Total		$ -

__________
1	Excludes $(0.2) million of periodic settlements in interest rate contracts which are recorded in net investment income.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 0.5
Currency	(2.7)
Total	$ (2.2)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income1

Derivatives in cash flow hedging relationships:
Currency	Net realized investment gains (losses)	$ (1.9)
Total		$ (1.9)
        __________

1   Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3

Derivatives in cash flow hedging relationships:
Currency	Net realized investment gains (losses)	$ (0.1)
Total		$ (0.1)
__________

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2   Includes $(0.8) million of cash received (paid) in the termination of cash flow hedging instruments.
3      Excludes $0.1 million of periodic settlements in interest rate contracts which are recorded in net investment income.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (1.4)
Currency/interest rate swaps	Net realized investment gains (losses)	0.1
Credit default swaps	Net realized investment gains (losses)	0.9
Total		$ (0.4)
__________

1	Excludes net interest settlements that are also recorded in net realized investment gains (losses).

In addition to the net realized investment gains (losses) listed in the previous tables, $0.3 million of net interest settlements on all derivative instruments are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and experienced no losses in 2009, losses of $9.6 million in 2008 and no losses in 2007 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2009:
Single sector exposure:
Consumer goods	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Financial	7.5	(0.2)	3.0	-			10.5	(0.2)
Utilities	-	-	-	-	-	-	-	-
Total	$ 7.5	$ (0.2)	$ 3.0	$ -	$ -	$ -	$ 10.5	$ (0.2)

December 31, 2008:
Single sector exposure:
Consumer goods	$ -	$ -	$ 3.0	$ (0.4)	$ -	$ -	$ 3.0	$ (0.4)
Financial	-	-	7.5	(1.0)	5.0	-	12.5	(1.0)
Utilities	4.5	-	-	-	-	-	4.5	-
Total	$ 4.5	$ -	$ 10.5	$ (1.4)	$ 5.0	$ -	$ 20.0	$ (1.4)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(6)	Investments

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 13.3	$ 0.4	$ 0.1	$ 13.6
U. S. Government agencies	50.1	0.3	1.7	48.7
Obligations of states and political subdivisions	70.1	0.5	1.5	69.1
Corporate securities
Public	1,545.9	67.8	13.0	1,600.7
Private	539.5	24.0	6.5	557.0
Residential mortgage-backed securities	511.6	4.6	58.6	457.6
Commercial mortgage-backed securities	111.9	0.4	14.8	97.5
Collateralized debt obligations	28.0	0.7	13.1	15.6
Other asset-backed securities	74.5	3.2	1.7	76.0
Total fixed maturity securities	2,944.9	101.9	111.0	2,935.8
Equity securities	2.7	0.3	-	3.0
Total securities available-for-sale	$ 2,947.6	$ 102.2	$ 111.0	$ 2,938.8

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 8.8	$ 0.7	$ -	$ 9.5
U. S. Government agencies	30.6	3.1	-	33.7
Obligations of states and political subdivisions	25.1	0.1	0.3	24.9
Corporate securities
Public	891.7	11.6	91.0	812.3
Private	581.4	5.8	40.4	546.8
Residential mortgage-backed securities	758.9	9.6	99.6	668.9
Commercial mortgage-backed securities	135.4	-	31.4	104.0
Collateralized debt obligations	35.6	0.6	15.4	20.8
Other asset-backed securities	82.3	0.4	12.4	70.3
Total fixed maturity securities	2,549.8	31.9	290.5	2,291.2
Equity securities	4.6	0.1	-	4.7
Total securities available-for-sale	$ 2,554.4	$ 32.0	$ 290.5	$ 2,295.9

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$ 1.3	$ 0.1	1	$ -	$ -	-	$ 1.3	$ 0.1	1
U.S. Government agencies	30.2	1.7	4	-	-	-	30.2	1.7	4
Obligations of states and
political subdivisions	39.2	0.8	9	6.6	0.7	3	45.8	1.5	12
Corporate securities
Public	248.7	3.6	56	70.8	9.4	46	319.5	13.0	102
Private	22.3	1.6	9	103.0	4.9	28	125.3	6.5	37
Residential mortgage-backed securities	119.8	18.1	33	214.9	40.5	90	334.7	58.6	123
Commercial mortgage-backed securities	2.0	-	1	71.2	14.8	20	73.2	14.8	21
Collateralized debt obligations	-	-	-	13.1	13.1	7	13.1	13.1	7
Other asset-backed securities	0.6	-	1	45.9	1.7	11	46.5	1.7	12
Total fixed maturity securities	464.1	25.9	114	525.5	85.1	205	989.6	111.0	319
Equity securities	2.0	-	2	-	-	-	2.0	-	2
Total	$ 466.1	$ 25.9	116	$ 525.5	$ 85.1	205	$ 991.6	$ 111.0	321

December 31, 2008:
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 13.4	$ 0.3	6	$ 1.3	$ -	2	$ 14.7	$ 0.3	8
Corporate securities
Public	405.2	55.4	160	163.7	35.6	67	568.9	91.0	227
Private	228.9	26.2	91	139.5	14.2	47	368.4	40.4	138
Residential mortgage-backed securities	123.2	21.1	38	296.3	78.5	103	419.5	99.6	141
Commercial mortgage-backed securities	72.3	18.7	22	31.8	12.7	12	104.1	31.4	34
Collateralized debt obligations	1.5	1.7	1	11.5	13.7	7	13.0	15.4	8
Other asset-backed securities	29.0	3.0	10	35.8	9.4	10	64.8	12.4	20
Total fixed maturity securities	873.5	126.4	328	679.9	164.1	248	$ 1,553.4	$ 290.5	576
Equity securities	-	-	-	2.2	-	1	2.2	-	1
Total	$ 873.5	$ 126.4	328	$ 682.1	$ 164.1	249	$ 1,555.6	$ 290.5	577

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 61% and 69% as of December 31, 2009 and December 31, 2008, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 141.3	$ 145.1
Due after one year through five years	1,105.8	1,150.3
Due after five years through ten years	598.5	617.0
Due after ten years	373.3	376.7
Subtotal	2,218.9	2,289.1
Residential mortgage-backed securities	511.6	457.6
Commercial mortgage-backed securities	111.9	97.5
Collateralized debt obligations	28.0	15.6
Other asset-backed securities	74.5	76.0
Total	$ 2,944.9	$ 2,935.8

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s general account fixed maturity securities, 94% and 91% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table shows the equivalent ratings between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC Designation, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC designation1,2	Rating agency equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 1,782.5	$ 1,769.5	$ 1,581.7	$ 1,436.0
2	BBB	961.2	988.0	725.3	659.2
3	BB	127.6	115.8	152.9	128.0
4	B	53.3	49.1	69.9	51.0
5	CCC and lower	12.9	10.0	16.7	13.4
6	In or near default	7.4	3.4	3.3	3.6
	Total	$ 2,944.9	$ 2,935.8	$ 2,549.8	$ 2,291.2

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency, prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.  A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows.  The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.  It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.  For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2009:
99.9% - 80.0%	$ 3.7	$ 6.0	$ 9.7	$ 1.4	$ 2.8	$ 4.2	$ 5.1	$ 8.8	$ 13.9
79.9% - 50.0%	-	5.3	5.3	0.1	0.2	0.3	0.1	5.5	5.6
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 3.7	$ 11.3	$ 15.0	$ 1.5	$ 3.0	$ 4.5	$ 5.2	$ 14.3	$ 19.5

December 31, 2008:
99.9% - 80.0%	$ 37.8	$ 17.7	$ 55.5	$ 4.0	$ 3.9	$ 7.9	$ 41.8	$ 21.6	$ 63.4
79.9% - 50.0%	21.4	11.0	32.4	6.6	13.3	19.9	28.0	24.3	52.3
Below 50.0%	9.5	3.9	13.4	2.3	-	2.3	11.8	3.9	15.7
Total	$ 68.7	$ 32.6	$ 101.3	$ 12.9	$ 17.2	$ 30.1	$ 81.6	$ 49.8	$ 131.4

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $21.9 million and $31.0 million, and gross unrealized losses of $6.5 million and $20.5 million, as of December 31, 2009 and 2008, respectively.  Of these unrealized losses  as of December 31, 2009, $6.5 million, or 100%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $4.7 million, or 23%, as of December 31, 2008.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors.  In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total

Government agency	$ 163.1	$ 165.5	36%	$ 261.0	$ 269.7	40%
Prime	81.2	72.7	16%	116.5	95.8	14%
Alt-A	170.8	135.4	29%	260.5	201.4	30%
Sub-prime	92.7	81.1	18%	116.8	98.6	15%
Other residential mortgage collateral	3.8	2.9	1%	4.1	3.4	1%
Total	$ 511.6	$ 457.6	100%	$ 758.9	$ 668.9	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.  The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2009:
99.9% - 80.0%	$ 4.3	$ 12.5	$ 16.8	$ 1.5	$ 0.5	$ 2.0	$ 5.8	$ 13.0	$ 18.8
79.9% - 50.0%	2.1	15.3	17.4	0.7	8.0	8.7	2.8	23.3	26.1
Below 50.0%	8.7	1.4	10.1	0.8	2.8	3.6	9.5	4.2	13.7
Total	$ 15.1	$ 29.2	$ 44.3	$ 3.0	$ 11.3	$ 14.3	$ 18.1	$ 40.5	$ 58.6

December 31, 2008:
99.9% - 80.0%	$ 8.3	$ 18.0	$ 26.3	$ 2.9	$ 3.1	$ 6.0	$ 11.2	$ 21.1	$ 32.3
79.9% - 50.0%	4.8	37.7	42.5	1.3	9.6	10.9	6.1	47.3	53.4
Below 50.0%	3.8	10.1	13.9	-	-	-	3.8	10.1	13.9
Total	$ 16.9	$ 65.8	$ 82.7	$ 4.2	$ 12.7	$ 16.9	$ 21.1	$ 78.5	$ 99.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2009:
99.9% - 80.0%	$ -	$ 5.3	$ 5.3	$ -	$ -	$ -	$ -	$ 5.3	$ 5.3
79.9% - 50.0%	-	5.1	5.1	-	-	-	-	5.1	5.1
Below 50.0%	-	4.4	4.4	-	-	-	-	4.4	4.4
Total	$ -	$ 14.8	$ 14.8	$ -	$ -	$ -	$ -	$ 14.8	$ 14.8

December 31, 2008:
99.9% - 80.0%	$ 2.5	$ 2.5	$ 5.0	$ -	$ -	$ -	$ 2.5	$ 2.5	$ 5.0
79.9% - 50.0%	10.8	3.5	14.3	-	-	-	10.8	3.5	14.3
Below 50.0%	5.4	6.7	12.1	-	-	-	5.4	6.7	12.1
Total	$ 18.7	$ 12.7	$ 31.4	$ -	$ -	$ -	$ 18.7	$ 12.7	$ 31.4

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2009:
99.9% - 80.0%	$ -	$ -	$ -	$ -	$ 0.5	$ 0.5	$ -	$ 0.5	$ 0.5
79.9% - 50.0%	-	2.4	2.4	-	0.8	0.8	-	3.2	3.2
Below 50.0%	-	-	-	-	9.4	9.4	-	9.4	9.4
Total	$ -	$ 2.4	$ 2.4	$ -	$ 10.7	$ 10.7	$ -	$ 13.1	$ 13.1

December 31, 2008:
99.9% - 80.0%	$ -	$ -	$ -	$ -	$ 0.2	$ 0.2	$ -	$ 0.2	$ 0.2
79.9% - 50.0%	-	3.8	3.8	-	-	-	-	3.8	3.8
Below 50.0%	1.7	9.7	11.4	-	-	-	1.7	9.7	11.4
Total	$ 1.7	$ 13.5	$ 15.2	$ -	$ 0.2	$ 0.2	$ 1.7	$ 13.7	$ 15.4

To generate the expected cash flows, agency ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.  An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

Net unrealized losses, before adjustments and taxes	$ (8.8)	$ (258.5)
Adjustment to deferred policy acquisition costs	(3.3)	136.1
Adjustment to value of business acquired	-	0.1
Adjustment to future policy benefits and claims	(1.9)	-
Deferred federal income tax benefit	5.0	42.8
Net unrealized losses	$ (9.0)	$ (79.5)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2009 1	2008	2007

Fixed maturity securities	$ 249.5	$ (246.2)	$ 5.3
Equity securities	0.2	0.1	(0.7)
Net increase (decrease)	$ 249.7	$ (246.1)	$ 4.6
__________

1	Includes the $52.6 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009

Cumulative adoption of accounting principle as of January 1	$ (52.6)
Net unrealized gains in the period	31.8
Total 1	$ (20.8)
__________

1	Includes $48.7 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.

The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment  losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in an unrealized gain.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $11.7 million and $9.0 million, respectively, for which a $3.1 million and $3.4 million specific reserve had been established, respectively.  No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007

Allowance, beginning of period	$ 6.8	$ 2.4	$ 2.8
Net change in allowance	0.7	4.4	(0.4)
Allowance, end of period	$ 7.5	$ 6.8	$ 2.4

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments.  The cash collateral is invested in high-quality, short-term and long-term investments.  The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned.  Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent.  Both the borrower and the Company can request or return the loaned securities at any time.  The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.  The Company recognizes loaned securities as part of its investments available-for-sale.  The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

As of December 31, 2009 and December 31, 2008, the Company had received $5.0 million and $33.9 million, respectively, of cash collateral on securities lending.  The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008.  As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $4.9 million and $33.2 million, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $9.6 million and $10.9 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively.  These securities continue to be included in fixed maturity securities on the balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007

Securities available-for-sale:
Fixed maturity securities	$ 159.1	$ 154.0	$ 181.6
Equity securities	0.4	0.5	0.3
Mortgage loans on real estate	42.3	49.5	61.1
Short-term investments	0.4	0.9	5.3
Other	4.0	1.8	2.0
Gross investment income	206.2	206.7	250.3
Less:
Investment expenses	5.6	6.0	7.8
Net investment income ceded (Note 12)	125.9	134.0	179.7
Net investment income	$ 74.7	$ 66.7	$ 62.8

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007

Total net derivatives losses	(2.2)	(2.0)	(4.1)
Total realized gains on sales	29.3	2.3	7.6
Total realized losses on sales	(12.5)	(3.2)	(14.8)
Valuation (losses) gains 1	(1.1)	(1.0)	0.5
Net realized investment gains (losses)	$ 13.5	$ (3.9)	$ (10.8)
__________
1	Includes changes in the valuation allowance for mortgage loans on real estate.

Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $531.9 million, $300.5 million and $733.1 million, respectively.  During 2009, 2008 and 2007, gross gains of $29.4 million, $2.1 million and $5.9 million, respectively, and gross losses of $9.3 million, $1.6 million and $11.9 million, respectively, were realized on those sales.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net

2009:
Fixed maturity securities1	$ 119.7	$ (48.7)	$ 71.0
Equity securities	0.7	-	0.7
Mortgage loans	5.5	-	5.5
Total other-than-temporary impairment losses	$ 125.9	$ (48.7)	$ 77.2

		2008	2007

Total Impairments:
Fixed maturity securities1		$ 100.7	$ 13.3
Equity securities		3.4	-
Mortgage loans		3.4	-
Total other-than-temporary impairment losses		$ 107.5	$ 13.3

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2009, the Company recognized $9.3 million in other-than-temporary impairments related to these securities compared to $5.2 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)

Cumulative credit loss as of January 1, 20091	$ 59.5
New credit losses	18.7
Incremental credit losses2	5.5
Subtotal	83.7
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(57.7)
Losses related to securities included in the beginning balance for which there was a change in intent3	(0.2)
Cumulative credit loss as of December 31, 20091	$ 25.8
__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $6.1 million pre-tax.  The Company used the reversion to the mean process with the anchor date that was reset during the 2007 unlocking as described below.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

During 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)

DAC	$ (6.5)
VOBA	(3.2)
Unearned revenue liability	3.0
Total	$ (6.7)

During 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $12.6 million pre-tax.  The Company used the reversion to the mean process with the anchor date that was reset during the 2007 unlocking as described below.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $3.2 million pre-tax.

In 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to spread, mortality and lapse assumptions.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)

DAC	$ (20.4)
VOBA	(2.7)
Unearned revenue liability	5.3
Total	$ (17.8)

During 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves.  This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses.  The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends.  Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Accordingly, the 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance.  First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date).  Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%.  This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2007 was as follows:

(in millions)

DAC	$ 2.7
VOBA	(0.4)
Unearned revenue liability	0.1
Total	$ 2.4

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008

Balance at beginning of period	$ 471.2	$ 301.6
Capitalization of DAC	119.5	91.6
Amortization of DAC, excluding unlocks	(28.4)	(23.3)
Amortization of DAC, related to unlocks	(6.5)	(20.4)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(139.3)	121.7
Balance at end of period	$ 416.5	$ 471.2

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(8)       Value of Business Acquired and Other Intangible Assets

The following table represents a reconciliation of VOBA for the twelve months ended December 31:

(in millions)	2009	2008

Balance at beginning of period	$ 32.5	$ 40.0
Amortization of value of business acquired	(7.8)	(7.5)
	24.7	32.5
Change in unrealized gain/loss on available-for-sale securities	(0.1)	-
Balance at end of period	$ 24.6	$ 32.5

The interest on the unamortized VOBA balance (interest rates range from 4.5% to 6.5%) during the twelve months ended December 31, 2009, 2008 and 2007 was $1.8 million, $2.3 million, and $2.6 million, respectively.

VOBA as of December 31, 2009 and 2008 is summarized as follows:

		2009		2008
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

VOBA	28 years	$ 69.9	$ 45.3	$ 69.9	$ 37.4
__________
1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company fully amortized intangible assets related to NLACA’s state insurance licenses, which resulted in a $3.7 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger between NLAIC and NLACA on December 31, 2009, the NLACA state insurance licenses are no longer required as the surviving entity has the required state insurance licenses to conduct business on existing NLACA products.  The Company will surrender the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $5.0 million pre-tax impairment charge on independent agency force intangible assets, due to selling arrangement changes for the independent agency force.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2010	$ 4.4
2011	3.5
2012	3.0
2013	2.3
2014	1.5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(9)      Variable Contracts

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders.  The Company provides two primary guarantee types under its non-traditional variable annuity contracts:  (1) guaranteed minimum death benefits (GMDB) and (2) guaranteed minimum income benefits (GMIB).

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered five primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums”.  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit.  For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•
  Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

			2009					2008
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 11.7	$ 154.8	$ 166.5	$ 0.2	68	$ 12.7	$ 149.5	$ 162.2	$ 3.2	67
Reset	53.2	519.0	572.2	44.2	67	53.6	535.3	588.9	134.5	67
Ratchet	12.4	196.5	208.9	23.0	68	12.0	186.5	198.5	57.9	67
Rollup	5.8	35.9	41.7	1.3	66	6.4	34.5	40.9	2.8	66
Subtotal	83.1	906.2	989.3	68.7	67	84.7	905.8	990.5	198.4	67
Earnings enhancement	0.2	8.1	8.3	0.8	63	0.1	7.5	7.6	0.3	63
Total - GMDB	$ 83.3	$ 914.3	$ 997.6	$ 69.5	67	$ 84.8	$ 913.3	$ 998.1	$ 198.7	67

GMIB2:
Ratchet	$ 0.2	$ 12.6	$ 12.8	$ -	N/A	$ 0.2	$ 10.7	$ 10.9	$ 0.3	N/A
Rollup	1.1	28.0	29.1	-	N/A	1.1	27.1	28.2	-	N/A
Total - GMIB	$ 1.3	$ 40.6	$ 41.9	$ -	N/A	$ 1.3	$ 37.8	$ 39.1	$ 0.3	N/A
________
1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because currently there is no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008

Mutual funds:
Bond	$ 182.7	$ 209.8
Domestic equity	590.0	553.8
International equity	103.1	92.2
Total mutual funds	875.8	855.8
Money market funds	30.3	49.9
Total	$ 906.1	$ 905.7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

As of December 31, 2009 and 2008, the Company’s reserves for GMDB claims were $1.6 million and $5.9 million, respectively.  Reserves for GMIB claims were immaterial as of December 31, 2009 and 2008.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $0.2 million and $0.5 million for the years ended December 31, 2009 and 2008.

The Company’s incurred and paid amounts for GMIBs were immaterial for the years ended December 31, 2009 and 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively
•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively
•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

December 31, 2009
Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008
Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008

Mutual funds:
Bond	$ 21.0	$ 15.2
Domestic equity	186.4	129.3
International equity	28.5	20.3
Total mutual funds	235.9	164.8
Money market funds	11.5	11.1
Total	$ 247.4	$ 175.9
(10)	Federal Income Taxes

Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return.  However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014.  NFS will file a one day life/non-life, federal income tax return (1/1/2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2009	2008

Deferred tax assets:
Future policy benefits and claims	$ 37.8	$ 43.8
Securities available-for-sale	23.4	125.3
Capital loss carryforward	1.3	-
Other	14.5	7.6
Gross deferred tax assets	77.0	176.7

Deferred tax liabilities:
Deferred policy acquisition costs	10.3	76.4
Derivatives	7.3	8.9
Ceded reinsurance	98.8	58.8
VOBA	8.6	11.4
Other	2.0	3.3
Gross deferred tax liabilities	127.0	158.8
Net deferred tax (liability) asset	$ (50.0)	$ 17.9

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts.  There was no valuation allowance as of December 31, 2009 and 2008.

The Company’s current federal income tax asset, due from NLIC, was $15.3 million and $19.3 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Total amounts (refunded from) paid to NLIC for federal income taxes were $(22.4) million, $(5.5) million and $(1.8) million during the years ended December 31, 2009, 2008, and 2007, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007

Current	$ (17.6)	$ (17.8)	$ (3.0)
Deferred	11.6	(10.9)	11.8
Federal income tax (benefit) expense	$ (6.0)	$ (28.7)	$ 8.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%

Computed tax (benefit) expense	$ (4.4)	35.0	$ (26.7)	35.0	$ 11.5	35.0
DRD	(1.2)	9.6	(1.5)	2.0	(2.6)	(7.9)
Other, net	(0.4)	3.4	(0.5)	0.7	(0.1)	(0.3)
Total	$ (6.0)	48.0	$ (28.7)	37.7	$ 8.8	26.8

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008

Balance at beginning of period	$ 1.5	$ -
Additions for current year tax positions	2.7	1.5
Additions for prior year tax positions	3.5
Reductions for prior years tax positions	(0.3)	-
Balance at end of period	$ 7.4	$ 1.5

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $1.2 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above.  An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the interest and penalties incurred by the Company were immaterial.  Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.

(11)	Shareholder’s Equity, Regulatory Risk-Based Capital and Dividend Restrictions

Regulatory Risk-Based Capital

The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  The Company exceeded Ohio’s minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company is required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net loss and statutory capital and surplus for the Company for the years ended December 31:

(in millions)	2009 1	2008	2007

Statutory net loss	$ (61.1)	$ (90.3)	$ (4.0)
Statutory capital and surplus	213.5	122.6	256.6

___________
1	Unaudited as of the date of this report.

On December 31, 2009, NLAIC merged with its affiliate, NLACA, with NLAIC as the surviving entity.  See Note 2 (k) for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by the Company is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  During the year ended December 31, 2009, the Company did not pay any dividends to NLIC.  As of January 1, 2010, the Company could pay dividends totaling $21.4 million without obtaining prior approval.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Comprehensive Income (Loss)

The Company’s comprehensive income (loss) includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive income (loss), before and after federal income tax  (expense) benefit, for the years ended December 31:

(in millions)	2009	2008	2007

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 208.3	$ (350.7)	$ (14.8)
Non-credit gains	31.8	-	-
Net adjustment to DAC	(139.4)	121.6	1.7
Net adjustment to VOBA	(0.1)	-	1.0
Net adjustment to future policy benefits and claims	(1.9)	0.7	0.1
Related federal income tax (expense) benefit	(34.4)	80.5	3.6
Net unrealized gains (losses)	64.3	(147.9)	(8.4)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	62.2	103.7	19.3
Related federal income tax benefit	(21.8)	(36.3)	(6.7)
Net reclassification adjustment	40.4	67.4	12.6

Other comprehensive income (loss) on securities available-for-sale	104.7	(80.5)	4.2

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.3)	2.4	(1.9)
Related federal income tax benefit (expense)	0.1	(0.8)	0.7
Other comprehensive (loss) income on cash flow hedges	(0.2)	1.6	(1.2)

Total other comprehensive income (loss)	$ 104.5	$ (78.9)	$ 3.0

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities, resulted in a cumulative-effect adjustment of $34.2 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(12)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations.  These include office space leases and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany repurchases and cash management services.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business and to maintain creditworthiness at a level consistent with that of NLIC.  This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $7.4 million, $5.4 million and $4.0 million, respectively.

The Company leases office space from NMIC.  For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $0.8 million, $0.4 million and $0.3 million, respectively.

The Company has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by NLIC.  Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company’s retention of such risk.  The agreement will remain in force until all contract obligations are settled.  Amounts ceded to NLIC in 2009 include premiums of $250.8 million ($232.6 million and $86.0 million in 2008 and 2007, respectively); net investment income of $125.9 million ($134.0 million and $179.7 million in 2008 and 2007, respectively); policy reserves of $2.53 billion ($2.53 billion and $2.77 billion in 2008 and 2007, respectively); and benefits, claims and other expenses of $367.2 million ($379.9 million and $309.6 million in 2008 and 2007, respectively).

The Company also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis.  Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $136.2 million and $131.6 million as of December 31, 2009 and 2008, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $297.8 million and $237.2 million, respectively.  For the years ended December 31, 2009 and 2008, NFG paid the Company $1.2 million and $1.0 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value.  Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest.  As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements.  During 2009, the Company had no outstanding borrowings at any given time.  During 2008, the most the Company had outstanding at any given time was $12.8 million and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $164.6 million and $153.5 million as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the balance sheets.

As of December 31, 2009 and 2008, net intercompany (payables) receivables due (to) from affiliates were $(21.2) million and $34.0 million, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

During 2009, NLAIC received $140.0 million in cash capital contributions from NLIC.

During 2009, the Company sold commercial mortgage loans with a carrying value of $25.6 million to NMIC.  The sales were executed at fair value for cash and resulted in net realized losses of $3.0 million.

During 2009, the Company sold fixed maturity securities to NLIC with a carrying value of $188.8 million.  The sales were executed at fair value for cash and resulted in net realized losses of $26.4 million.

During 2009, the Company purchased fixed maturity securities from NLIC at a fair value of $55.7 million for cash.

(13)	Contingencies

Legal Matters

Nationwide Financial Services, Inc., and its affiliates, including NLAIC (collectively NFS), are parties to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and NFS does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  NFS does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on NFS’s financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on  NFS’s financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than NFS.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2005 and the New York State Attorney General in 2004 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  NFS has been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices and the use of side agreements and finite reinsurance agreements.  NFS is cooperating with regulators in connection with these inquiries and will cooperate with NMIC, NFS’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of NFS’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Company’s financial position or results of operations in the future.

Schedule I                   Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations	$ 13.3	$ 13.6	$ 13.6
U.S. Government agencies	50.1	48.7	48.7
Obligations of states and political subdivisions	70.1	69.1	69.1
Public utilities	382.0	396.2	396.2
All other corporate	2,429.4	2,408.2	2,408.2
Total fixed maturity securities available-for-sale	2,944.9	2,935.8	2,935.8

Equity securities available-for-sale	2.7	3.0	3.0
Mortgage loans on real estate, net	670.2		663.8
Policy loans	20.9		20.9
Short-term investments, including amounts managed by a related party	176.3		176.3
Total investments	$ 3,815.0		$ 3,799.8

__________
1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited financial statements), hedges and commitment hedges on mortgage loans on real estate.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Schedule IV                           Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2009

Life insurance in force	$ 47,866.4	$ 28,676.3	$ 1.2	$ 19,191.3	0.0%
Life insurance premiums 1	80.8	39.5	-	41.3	0.0%

2008

Life insurance in force	$ 39,713.9	$ 23,826.3	$ 1.7	$ 15,889.3	0.0%
Life insurance premiums 1	67.0	37.8	-	29.2	0.0%

2007

Life insurance in force	$ 31,884.4	$ 24,404.2	$ 1.7	$ 7,481.9	0.0%
Life insurance premiums 1	53.5	35.6	-	17.9	0.0%
__________
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2009
Valuation allowances - mortgage loans on real estate	$ 6.8	$ 6.6	$ -	$ 5.9	$ 7.5

2008
Valuation allowances - mortgage loans on real estate	$ 2.4	$ 4.4	$ -	$ -	$ 6.8

2007
Valuation allowances - mortgage loans on real estate	$ 2.8	$ -	$ -	$ 0.4	$ 2.4
____________

1	Amount represents transfers to real estate owned, recoveries and sales to NMIC.

PART C.                                                                                                       OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)      Financial Statements :

Nationwide VA Separate Account-C:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities
and Contract Owners' Equity as of
December 31, 2009 .

Statements of Operations for the year
ended December 31, 2009 .

Statements of Changes in Contract
Owners' Equity for the years ended
December 31, 2009 and 2008 .

Notes to Financial Statements.

Nationwide Life and Annuity Insurance Company:

Report of Independent Registered Public Accounting Firm.

Statements of Income (Loss) for the years
ended December 31, 2009 , 2008 and 2007 .

Balance Sheets as of December 31, 2009
and 2008 .

Statements of Changes in Shareholder's Equity as of
December 31, 2009 , 2008 and 2007 .

Statements of Cash Flows for the years
ended December 31, 2009 , 2008 and 2007 .

Notes to Financial Statements.

Financial Statement Schedules.

Item 24.                 (b)       Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 30, 2007, with Post-Effective Amendment No. 18 (File No. 33-66496) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No.10 on April 28, 2000 (File No. 33-66496) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Post-Effective Amendment No. 8 on June 29, 1999 (File No. 33-66496) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 30, 2007, with Post-Effective Amendment No. 18 (File No. 33-66496) and hereby incorporated by reference.

(6)	(a)
Amended and Restated Articles of Incorporation for Nationwide Life and Annuity Insurance Company – Filed previously on January 4, 2010, with Form N-4 (File No. 333-164124), and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company – Filed previously on January 4, 2010, with Form N-4 (File No. 333-164124), and hereby incorporated by reference.

(c)	Articles of Merger Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009 – Filed previously on January 4, 2010, with Form N-4 (File No. 333-164124), and hereby incorporated by reference.

(7)	Not Applicable

(8)	Fund Participation Agreements.

The following Fund Participation Agreements were previously filed on July 17, 2007 with P re- E ffective A mendment No. 1 ( File No. 333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”.

(2)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”.

The following Fund Participation Agreements were previously filed on April 30, 2008 with P ost- E ffective A mendment No. 42 ( File No. 333-59517) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds   see , "Information on Underlying Mutual Fund Payments , " in the prospectus and/or the underlying mutual fund prospectuses.

(3)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003, as document “jpmorganfpa.htm”.

(9)	Opinion of Counsel – Filed previously with Post-Effective Amendment No. 7 on April 6, 1999 (File No. 33-66496) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto .

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215.

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment adviser.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment adviser and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company Dotted Line
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
IA
OH
NATIONWIDE BANK
FED
PENSION ASSOCIATES, INC.
WI
G.B.
LUX

(Nationwide Corp. subsidiaries)

Item 27.                 Number of Contract Owners

The number of contract Owners of Qualified and Non-Qualified Contracts as of February 1 , 2010 was 4,153 and 6,116 , respectively.

Item 28.                 Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party , or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative , by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson

Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215 .

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.           Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life and Annuity Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.           Management Services

Not Applicable

Item 32.           Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the SEC to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-C certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28 th day of April, 2010 .

NATIONWIDE VA SEPARATE ACCOUNT – C
(Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28 th day of April, 2010 .

KIRT A. WALKER
Kirt A. Walker , President, Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher , Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By/s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact